UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-22452
                                                    -----------

                            First Trust Series Fund
             -----------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
             -----------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
             -----------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 765-8000

                      Date of fiscal year end:   October 31
                                                ------------

                    Date of reporting period:    April 30, 2012
                                                ----------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.



FIRST TRUST







                                                First Trust Preferred
                                                Securities and Income Fund




                                                Semi-Annual Report
                                                For the Six Months Ended
                                                April 30, 2012





 STONEBRIDGE
Advisors LLC

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------


                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2012

Shareholder Letter.......................................................  1
At A Glance..............................................................  2
Portfolio Commentary.....................................................  4
Understanding Your Fund Expenses.........................................  6
Portfolio of Investments.................................................  7
Statement of Assets and Liabilities...................................... 11
Statement of Operations.................................................. 12
Statements of Changes in Net Assets...................................... 13
Financial Highlights..................................................... 14
Notes to Financial Statements............................................ 19
Additional Information................................................... 25


                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and/or Stonebridge Advisors LLC ("Stonebridge" or the "Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust Preferred Securities and Income Fund (the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See "Risk Considerations" in the Notes to Financial Statements for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns and net asset value will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the portfolio commentary by the portfolio management team of the Fund, you may obtain an understanding of how the market environment affected the Fund's performance. The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of Stonebridge are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------


                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO

                                 APRIL 30, 2012


Dear Shareholders:

I am pleased to present you with the semi-annual report for your investment in First Trust Preferred Securities and Income Fund (the "Fund").

The report you hold contains detailed information about your investment; a portfolio commentary from the Fund's management team that provides a recap of the period; a performance analysis and a market and Fund outlook. Additionally, you will find the Fund's financial statements for the period this report covers. I encourage you to read this document and discuss it with your financial advisor. A successful investor is also typically a knowledgeable one, as we have found to be the case at First Trust.

First Trust remains committed to being a long-term investor and investment manager and to bringing you quality financial solutions regardless of market ups and downs. We have always believed, as I have written previously, that there are two ways to attain success in reaching your financial goals: staying invested in quality products and having a long-term investment horizon. We are committed to this approach in the products we manage or supervise and offer to investors.

As you know, First Trust offers a variety of products that we believe could fit many financial plans to help investors seeking long-term investment success. We encourage you to talk to your financial advisor about the other investments First Trust offers that might also fit your financial goals and to discuss those goals with your financial advisor regularly so that he or she can help keep you on track.

First Trust will continue to make available up-to-date information about your investments so you and your financial advisor are current on any First Trust investments you own. We value our relationship with you, and thank you for the opportunity to assist you in achieving your financial goals. I look forward to the remainder of 2012 and to the next edition of your Fund's report.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees of First Trust Preferred Securities and Income Fund and Chief Executive Officer of First Trust Advisors L.P.

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
"AT A GLANCE"
AS OF APRIL 30, 2012 (UNAUDITED)

-----------------------------------------------------------
FUND STATISTICS
-----------------------------------------------------------

                                                    NET ASSET
FIRST TRUST PREFERRED SECURITIES AND INCOME FUND   VALUE (NAV)
--------------------------------------------------------------
Class A (FPEAX)                                     $21.29
Class C (FPECX)                                     $21.33
Class F (FPEFX)                                     $21.46
Class I (FPEIX)                                     $21.36
Class R3 (FPERX)                                    $21.32
--------------------------------------------------------------


--------------------------------------------------------------
                                                % OF TOTAL
SECTOR ALLOCATION                                INVESTMENTS
--------------------------------------------------------------

Financials                                           84.8%
Utilities                                             8.7
Telecommunication Services                            6.2
Consumer Discretionary                                0.3
                                                    ------
                                           Total    100.0%
                                                    ======



--------------------------------------------------------------
                                                 % OF TOTAL
TOP TEN HOLDINGS                                 INVESTMENTS
--------------------------------------------------------------
Arch Capital Group Ltd., Series C                     4.2%
PNC Financial Services Group, Inc., Series P          3.0
NextEra Energy Capital Holdings, Inc., Series G       2.8
Wachovia Capital Trust III                            2.7
Raymond James Financial, Inc.                         2.5
PS Business Parks, Inc., Series S                     2.4
Southern California Edison Co., Series E              2.3
Public Storage                                        2.1
CommonWealth REIT, Series E                           2.1
Countrywide Capital V                                 2.0
                                                    ------
                                        Total        26.1%
                                                    ======




--------------------------------------------------------------
                                                 % OF TOTAL
CREDIT QUALITY(1)                                INVESTMENTS
--------------------------------------------------------------
A+                                                    1.6%
A                                                     4.7
A-                                                    9.4
BBB+                                                 14.4
BBB                                                  35.0
BBB-                                                 29.6
BB+                                                   5.3
                                                  --------
                                           Total    100.0%
                                                  ========


--------------------------------------------------------------------------------------------------------------------------
                                               CLASS            CLASS            CLASS           CLASS            CLASS
 DIVIDEND DISTRIBUTIONS                      A SHARES         C SHARES         F SHARES        I SHARES         R3 SHARES
--------------------------------------------------------------------------------------------------------------------------
Current Monthly Distribution per Share (2)    $0.0931          $0.0800          $0.0950         $0.0975          $0.0888
Current Distribution Rate on NAV (3)           5.25%            4.50%            5.31%           5.48%            5.00%


(1) The credit quality and ratings information presented above reflects the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including Standard & Poor's Ratings Group, a division of the McGraw Hill Companies, Inc., Moody's Investors Service,
     Inc. or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest ratings are used. See the prospectus or summary prospectus for more complete descriptions of ratings and rating organizations. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher.

(2) Most recent distribution paid or declared through 4/30/2012. Subject to change in the future.

(3) Distribution rates are calculated by annualizing the most recent distribution paid or declared through the report date and then dividing by NAV as of 4/30/2012. Subject to change in the future.


FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
"AT A GLANCE" (CONTINUED)
AS OF APRIL 30, 2012 (UNAUDITED)

-----------------------------------------------------------
PERFORMANCE OF A $10,000 INVESTMENT
-----------------------------------------------------------

This chart compares your Fund's Class I performance to that of the Merrill Lynch Fixed Rate Preferred Stocks Index from 1/11/2011 through 4/30/2012.



                  First Trust Preferred Securities      Merrill Lynch Fixed Rate
                    Income Fund - Class I Shares         Preferred Stocks Index

1/11/2011                      $10,000                          $10,000

4/30/2011                       10,393                           10,454

10/31/11                        10,521                           10,521

4/30/12                         11,475                           11,155


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE AS OF APRIL 30, 2012
------------------------------------------------------------------------------------------------------------------------------------
                                   A SHARES               C SHARES             F SHARES             I SHARES           R3 SHARES
                             Inception (2/25/2011)  Inception (2/25/2011)      Inception            Inception          Inception
                               through 4/30/2012     through 4/30/2012        (3/2/2011)           (1/11/2011)        (3/2/2011)
                                                                           through 4/30/2012    through 4/30/2012  through 4/30/2012

                                                               W/MAX
                                                               1.00%
                                          W/MAX             CONTINGENT
                                W/O       4.50%      W/O     DEFERRED            W/O                   W/O                W/O
                               SALES     SALES      SALES      SALES            SALES                 SALES              SALES
 CUMULATIVE TOTAL RETURNS      CHARGES   CHARGE     CHARGES   CHARGE            CHARGES              CHARGES            CHARGES

 6 Months Ended 4/30/12         8.85%     3.96%      8.49%     7.49%             9.68%                9.07%              8.81%
 1 Year Ended 4/30/12          10.33%     5.37%      9.82%     8.82%            11.05%               10.41%              9.83%
 Since Inception               12.60%     7.54%     11.83%    11.83%            13.15%               14.75%             11.79%

 AVERAGE ANNUAL TOTAL RETURNS
 Since Inception               10.60%     6.36%      9.96%     9.96%            11.19%               11.15%             10.05%

 30-Day SEC Yield(1)                 4.74%                4.16%                  4.86%                5.18%              4.87%
------------------------------------------------------------------------------------------------------------------------------------

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that the shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor. An index is a statistical composite that tracks a specific financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund.
These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

Performance of share classes will vary due to differences in sales charges and expenses. Total returns with sales charges include payment of the maximum sales charge of 4.50% for Class A Shares, a contingent deferred sales charge ("CDSC") of 1.00% for Class C Shares in year one and Rule 12b-1 service fees of 0.25% per year of the Fund's average daily net assets for Class A Shares and combined Rule
12b-1 distribution and service fees of up to 1.00% per year of the Fund's average daily net assets for Class C Shares. Class F, Class I and Class R3
Shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value. The Rule 12b-1 service fees are up to 0.15% of the Fund's average daily net assets for Class F Shares and combined Rule 12b-1 distribution and service fees are 0.50% of the Fund's average daily net assets for Class R3
Shares, while Class I Shares do not have these fees. Prior to December 15, 2011,
Class R3 Shares combined Rule 12b-1 distribution and service fees were 0.75%.

(1) 30-day SEC yield is calculated by dividing the net investment income per share earned during the most recent 30-day period by the maximum offering price per share on the last day of the period. The reported SEC yields are subsidized. The subsidized yields reflect the waiver and/or reimbursement of Fund expenses, which has the effect of lowering the Fund's expense ratio and generating a higher yield.

--------------------------------------------------------------------------------
                              PORTFOLIO COMMENTARY
--------------------------------------------------------------------------------


          FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                           SIX MONTHS ENDED 4/30/2012


STONEBRIDGE ADVISORS LLC
Stonebridge Advisors LLC ("Stonebridge" or the "Sub-Advisor") is the Sub-Advisor to First Trust Preferred Securities and Income Fund (the "Fund") and is a registered investment advisor based in Wilton, Connecticut. Stonebridge specializes in the management of preferred securities. As of April 30, 2012, Stonebridge had $1.03 billion of assets under management or supervision.

MARKET RECAP
The preferred securities market had a strong six-month period ended April 30, 2012, with gains across the preferred and hybrid securities universe. Significant drivers of the rally in preferreds were improving economic data in the U.S., continued stabilization of banks and further European Central Bank
(ECB) support for banks in Europe. The most notable boost to the markets was the action by the ECB to provide liquidity to the financial markets through the second Longer-Term Refinancing Operation (LTRO). This action by the ECB, aimed at stabilizing the financial sector, provided a nice boost to preferred securities, which are heavily weighted in banks. The period rally was also supported by improving economic data in the U.S. GDP improved while unemployment data showed signs of heading lower. As of the end of the first quarter of 2012, the unemployment rate was 8.3%, compared to 8.6% at the end of 2011.

PERFORMANCE ANALYSIS
Returns for the six-month period ended April 30, 2012 were: A Class 8.85%, C Class 8.49%, F Class 9.68%, I Class 9.07% and R3 Class 8.81%, while the benchmark (BAC/Merrill Lynch Fixed Rate Preferred Securities Index or P0P1) return for the same period was 6.03%. The outperformance of the Fund was present across most industries and most structures of securities in the portfolio. We have repeatedly stated the importance of security selection to our investment process and over the last six months, this selection provided a clear advantage over the benchmark. Industries creating the most excess return in the Fund were Capital Markets (13.44% total return), Diversified Financial Services (12.28% total return) and Insurance (10.61% total return).

The largest sector outperformance came from the Fund's 6.7% weighting in floating-rate preferred securities, which had a total return for the six-month period of 13.90%. The benchmark has no floating-rate securities included in the index so the exposure in the Fund worked out favorably this period. These securities generally perform best in a rising interest rate environment, particularly when the short end of the yield curve also moves higher. Although we do not anticipate interest rates to rise anytime soon, we do see some value in these securities as they trade at deep discounts to their par values with reasonable yields.

Further attribution shows that the Fund's underweight in banks within Euro currency countries relative to the benchmark hurt the Fund's relative performance given a total return on those banks of 13.71% in P0P1. We continue to have concerns related to Europe, in general, and Euro zone banks, in particular, and believe it is prudent to invest conservatively in securities of European issuers.

MARKET AND FUND OUTLOOK
Looking ahead, although we anticipate continued volatility (in the European issuers in particular), we are optimistic that with proper security selection and active investment management, the Fund will continue to produce favorable returns for shareholders. We expect interest rates to remain low for the foreseeable future, which is a positive sign for longer duration preferred and hybrid securities. An improving economic backdrop in this low-rate environment, coupled with preferred securities spreads that are wider than historical norms relative to other investment-grade fixed-income asset classes, are the primary factors that we believe will result in further positive total return performance. We also believe that with improving credit conditions in the U.S. financials, more investors in search of income will turn to preferreds as a source of yield.

Notwithstanding our positive outlook for preferreds, we cannot rule out the potential for further volatility. The major risks to performance in the remainder of 2012 will be the uncertainty over the outcome to the sovereign debt issues in Europe as well as policy and regulatory changes by governments in both the U.S. and overseas. It is difficult to know how the sovereign debt crisis will play out with no firm resolution in sight and the potential for Greece to exit the Euro. Although Europe may have bought some time with the ECB LTRO, we continue to remain conservative in our approach to investing in European issuers, favoring those issuers that have diverse sources of revenue globally and strong liquidity. Changes to policies and regulations in the U.S. and Europe may also impact markets as governments around the globe consider various austerity measures and new regulations are put in place for the global banking system under Basel III. Ultimately we think that tighter regulations for the banking industry will provide more protection for preferred securities holders and not be a significant drag on growth. Generally, we continue to see good value in the preferred securities held in the Fund and will monitor closely to seek out opportunities created by market inefficiencies and volatility. Yields on preferred and hybrid securities continue to look attractive relative to other fixed-income asset classes.

--------------------------------------------------------------------------------
                              PORTFOLIO COMMENTARY
--------------------------------------------------------------------------------


                           PORTFOLIO MANAGEMENT TEAM

SCOTT T. FLEMING, PRESIDENT AND CIO OF STONEBRIDGE ADVISORS LLC

Prior to founding Stonebridge in 2004, Mr. Fleming co-founded Spectrum Asset Management, Inc., an investment advisor that specializes in preferred securities asset management for institutional clients and mutual funds. During his 13-year tenure there, he served as Chairman of the Board of Directors, Chief Financial Officer and Chief Investment Officer. Under his leadership, Spectrum grew to be one of the largest preferred securities managers in the country.

As Chief Investment Officer at Spectrum, Mr. Fleming established and implemented custom investment strategies for the firm's clients. In this capacity, he was instrumental in growing assets under management to over $2 billion by consistently outperforming stated benchmarks by solid margins. Mr. Fleming previously served as Vice President and Portfolio Manager for DBL Preferred Management, Inc. in New York City. There he managed over $300 million of institutional assets with a strategy specializing in preferred securities. Mr. Fleming received a BS in Accounting from Bentley College in Waltham, MA and his MBA in Finance from Babson College in Wellesley, MA.

ALLEN SHEPARD, PHD, VICE PRESIDENT, SENIOR RISK ANALYST AND PORTFOLIO ANALYTICS

Dr. Shepard joined Stonebridge in 2004 and developed proprietary hedging models for use in managing preferred and fixed-income securities. Prior to joining Stonebridge, Dr. Shepard held positions as a Gibbs Instructor in the Mathematics Department at Yale University and as an Assistant Professor of Mathematics at Allegheny College.

Dr. Shepard brings a strong academic background to Stonebridge's analytical team. He received a BA in Mathematics from Hampshire College in 1980 and a PhD in Mathematics from Brown University in 1985, specializing in the field of algebraic topology. His subsequent research has been in mathematical economics. Dr. Shepard collaborated extensively with leading economists to create a new mathematical framework for modeling the substitution effect in the Consumer Price Index. In addition, Dr. Shepard partnered with economic colleagues to develop models of modern manufacturing paradigms. In order to expand his background in applied mathematical disciplines, Dr. Shepard returned to graduate school during 1995-1997, first in the Economics Department at MIT and then in the PhD program in Economics at Boston University.

ROBERT WOLF, VICE PRESIDENT, PORTFOLIO MANAGER AND SENIOR CREDIT ANALYST

Mr. Wolf brings 13 years of fixed-income experience to Stonebridge. His primary focus is in analyzing both investment-grade and non investment-grade securities, where he has developed a rigorous approach to credit and industry analysis. Prior to joining Stonebridge, Mr. Wolf was a high yield fixed-income research analyst at Lehman Brothers. In this role, his responsibilities included detailed credit analysis across multiple sectors, relative value analysis, and developing trade recommendations for Lehman's High-Yield proprietary trading effort.

Mr. Wolf previously worked for Lehman Brothers Commercial Mortgage-Backed Securities (CMBS) trading desk as a credit analyst where he provided in-depth analysis of CMBS transactions and the underlying Commercial Real Estate. Mr. Wolf received his BS degree in Chemistry from Villanova University in 1999 and his MBA in Finance from the New York University Stern School of Business in 2004.

DANIELLE SALTERS, CREDIT ANALYST

Ms. Salters has five years of investment management experience of which four years have been focused on fixed income. Previous functions have included fundamental credit research, relative value analysis and trading. Prior to beginning at Stonebridge, Ms. Salters was Portfolio Analyst at a boutique asset manager where she focused on high-yield credit analysis and portfolio analytics for a hedge fund and institutional client.

Previously, Ms. Salters was employed by UBS Financial Services, Inc., where she worked in Taxable Fixed Income Sales and, later, served as the Fixed Income Specialist to a Portfolio Manager. Ms. Salters received a B.A. in economics from Duke University in 2007 and is a candidate for Level 3 of the CFA.

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
UNDERSTANDING YOUR FUND EXPENSES
APRIL 30, 2012 (UNAUDITED)



As a shareholder of the First Trust Preferred Securities and Income Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on the lesser of purchase price or redemption proceeds of Class C Shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2012.

ACTUAL EXPENSES

The first three columns of the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the third column under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The next three columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------------------------------------------------------------------------------------------------------------------------------------

                                                                           HYPOTHETICAL
                           ACTUAL EXPENSES                          (5% RETURN BEFORE EXPENSES)
------------------------------------------------------------------------------------------------------------------------------------
                               ENDING       EXPENSES PAID    BEGINNING        ENDING      EXPENSES PAID
               BEGINNING       ACCOUNT      DURING PERIOD     ACCOUNT         ACCOUNT     DURING PERIOD    ANNUALIZED
             ACCOUNT VALUE      VALUE        11/01/2011-       VALUE           VALUE       11/01/2011-       EXPENSE
              11/01/2011      4/30/2012     4/30/2012 (a)   11/01/2011       4/30/2012    4/30/2012 (a)    RATIOS (b)
------------------------------------------------------------------------------------------------------------------------------------

Class A      $  1,000.00    $  1,088.50     $    7.27       $1,000.00      $  1,017.90     $    7.02            1.40%
Class C         1,000.00       1,084.90         11.15        1,000.00         1,014.17         10.77            2.15
Class F         1,000.00       1,096.80          6.78        1,000.00         1,018.40          6.52            1.30
Class I         1,000.00       1,090.70          5.98        1,000.00         1,019.14          5.77            1.15
Class R3        1,000.00       1,088.10          8.88        1,000.00         1,016.36          8.57            1.71

(a) Expenses are equal to the annualized expense ratios, multiplied by the average account value over the period (November 1, 2011 through April 30, 2012), multiplied by 182/366 (to reflect the one half-year period).

(b)  These expense ratios reflect expense caps.

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
PORTFOLIO OF INVESTMENTS
APRIL 30, 2012 (UNAUDITED)

                                                                      STATED        STATED
     SHARES                        DESCRIPTION                         RATE        MATURITY          VALUE
----------------  ---------------------------------------------     ----------   -------------  --------------
$25 PAR PREFERRED SECURITIES - 90.1%

                  CAPITAL MARKETS - 10.9%
           8,775  Ares Capital Corp. ...........................      7.75%        10/15/40       $    227,273
          28,450  Deutsche Bank Contingent Capital Trust II ....      6.55%          (a)               692,473
          18,600  Goldman Sachs Group, Inc. ....................      6.13%        11/01/60            465,186
          17,675  Goldman Sachs Group, Inc. ....................      6.50%        11/01/61            455,662
          16,900  Goldman Sachs Group, Inc., Series D (b).......      4.00%          (a)               344,760
          37,700  Morgan Stanley Capital Trust III .............      6.25%        03/01/33            921,765
          24,350  Morgan Stanley, Series A (b)..................      4.00%          (a)               461,919
          44,525  Raymond James Financial, Inc. ................      6.90%        03/15/42          1,154,533
          14,150  Stifel Financial Corp. .......................      6.70%        01/15/22            381,484
                                                                                                  ------------
                                                                                                     5,105,055
                                                                                                  ------------
                  COMMERCIAL BANKS - 16.4%
          21,600  Banco Santander S.A., Series 10 ..............      0.50%          (a)               565,056
          11,775  Banco Santander S.A., Series 6 (b)............      4.00%          (a)               196,643
          28,225  Barclays Bank PLC, Series 2 ..................      6.63%          (a)               685,021
          25,000  BB&T Corp. ...................................      5.85%          (a)               625,000
          17,667  Fifth Third Capital Trust V (c)...............      7.25%        08/15/67            449,978
          17,950  Fifth Third Capital Trust VI (c)..............      7.25%        11/15/67            457,725
          34,000  First Republic Bank, Series A ................      6.70%          (a)               882,640
          13,825  HSBC Holdings PLC, Series A ..................      6.20%          (a)               346,455
          11,000  HSBC USA, Inc., Series F (b)..................      3.50%          (a)               230,230
          22,300  Lloyds Banking Group PLC .....................      7.75%        07/15/50            583,368
          54,960  PNC Financial Services Group, Inc.,
                     Series P (c)...............................      6.13%          (a)             1,390,488
             750  US Bancorp, Series A (b)......................      3.50%          (a)               585,000
          21,275  US Bancorp, Series F (c)......................      6.50%          (a)               575,701
           4,500  US Bancorp, Series G (c)......................      6.00%          (a)               116,190
                                                                                                  ------------
                                                                                                     7,689,495
                                                                                                  ------------
                  CONSUMER FINANCE - 0.7%
          13,950  HSBC Finance Corp., Series B .................      6.36%          (a)               344,704
                                                                                                  ------------
                  DIVERSIFIED FINANCIAL SERVICES - 8.1%
          18,639  Allied Capital Corp. .........................      6.88%        04/15/47            458,706
           5,575  Bank of America Corp., Series 5 (b)...........      4.00%          (a)               109,883
           9,600  Citigroup Capital IX .........................      6.00%        02/14/33            230,784
          36,399  Citigroup Capital XV .........................      6.50%        09/15/66            900,875
          38,759  Countrywide Capital V ........................      7.00%        11/01/36            923,240
          16,075  ING Groep N.V. ...............................      6.38%          (a)               346,416
           4,850  ING Groep N.V. ...............................      7.38%          (a)               116,109
          26,000  KKR Financial Holdings LLC ...................      8.38%        11/15/41            696,540
                                                                                                  ------------
                                                                                                     3,782,553
                                                                                                  ------------
                  DIVERSIFIED TELECOMMUNICATION SERVICES - 3.6%
          15,500  CoBank, ACB, Series 144A (d)..................      7.00%          (a)               766,281
          35,150  Qwest Corp. ..................................      7.50%        09/15/51            921,282
                                                                                                  ------------
                                                                                                     1,687,563
                                                                                                  ------------




                    See Notes to Financial Statements                     Page 7


FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
APRIL 30, 2012 (UNAUDITED)


                                                                      STATED        STATED
     SHARES                        DESCRIPTION                         RATE        MATURITY          VALUE
----------------  ---------------------------------------------     ----------   -------------  --------------

$25 PAR PREFERRED SECURITIES - (CONTINUED)

                  ELECTRIC UTILITIES - 4.0%
           5,475  Entergy Mississippi, Inc. ....................      6.00%        05/01/51       $    150,672
          49,325  NextEra Energy Capital Holdings, Inc.,
                     Series G ..................................      5.70%        03/01/72          1,275,051
           8,500  PPL Electric Utilities Corp. .................      6.25%          (a)               212,245
           2,500  Southern California Edison Co. (c)............      4.58%          (a)               248,375
                                                                                                  ------------
                                                                                                     1,886,343
                                                                                                  ------------
                  INSURANCE - 24.1%
           3,690  AAG Holding Co., Inc. ........................    7.25%        01/23/34               92,951
          29,975  AEGON N.V. ...................................    6.50%          (a)                 702,914
          10,925  AEGON N.V., Series 1 (b)......................    4.00%          (a)                 228,114
          10,385  Allianz SE ...................................    8.38%          (a)                 274,878
          29,125  American International Group, Inc.,
                   Series A4 (c)................................    6.45%        06/15/77              692,301
          75,050  Arch Capital Group Ltd., Series C ............    6.75%          (a)               1,927,284
           9,300  Aspen Insurance Holdings Ltd. ................    7.25%          (a)                 236,406
          10,000  Aspen Insurance Holdings Ltd. (c).............    7.40%          (a)                 254,200
           2,356  Assured Guaranty Municipal Holdings, Inc. ....    6.88%      12/15/2101               58,664
          30,000  Assured Guaranty Municipal Holdings, Inc. ....    5.60%      07/15/2103              683,400
          22,000  Aviva PLC ....................................    8.25%        12/01/41              580,140
          34,846  Axis Capital Holdings Ltd., Series C .........    6.88%          (a)                 904,254
           7,900  Berkley WR Capital Trust II ..................    6.75%        07/26/45              198,527
          17,375  Endurance Specialty Holdings Ltd., Series A...    7.75%          (a)                 460,959
          25,173  Endurance Specialty Holdings Ltd., Series B...    7.50%          (a)                 661,546
          14,000  Everest Re Capital Trust II, Series B ........    6.20%        03/29/34              347,900
          18,700  MetLife, Inc., Series A (b)...................    4.00%          (a)                 459,459
          25,325  PartnerRe Ltd., Series E .....................    7.25%          (a)                 672,126
          17,911  PLC Capital Trust V ..........................    6.13%        01/27/34              452,253
           7,000  Prudential Financial, Inc. ...................    9.00%        06/15/38              187,880
          26,000  RenaissanceRe Holdings Ltd., Series C ........    6.08%          (a)                 652,340
           9,025  RenaissanceRe Holdings Ltd., Series D ........    6.60%          (a)                 226,979
          12,700  Selective Insurance Group, Inc. ..............    7.50%        09/27/66              322,199
                                                                                                  ------------
                                                                                                    11,277,674
                                                                                                  ------------
                  MEDIA - 0.3%
           5,075  Comcast Corp. ................................      6.63%        05/15/56            127,636
                                                                                                  ------------
                  MULTI-UTILITIES - 2.3%
           5,000  Dominion Resources, Inc., Series A ...........      8.38%        06/15/64            142,750
          29,280  DTE Energy Co. ...............................      6.50%        12/01/61            812,520
           4,450  SCANA Corp. ..................................      7.70%        01/30/65            124,822
                                                                                                  ------------
                                                                                                     1,080,092
                                                                                                  ------------
                  REAL ESTATE INVESTMENT TRUSTS (REITS) - 17.2%
          37,265  CommonWealth REIT, Series E ..................      7.25%          (a)               939,451
          13,000  Digital Realty Trust, Inc., Series E .........      7.00%          (a)               344,370




Page 8                See Notes to Financial Statements


FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
APRIL 30, 2012 (UNAUDITED)


                                                                      STATED        STATED
     SHARES                        DESCRIPTION                         RATE        MATURITY          VALUE
----------------  ---------------------------------------------     ----------   -------------  --------------

$25 PAR PREFERRED SECURITIES - (CONTINUED)

                  REAL ESTATE INVESTMENT TRUSTS (REITS) - (CONTINUED)
          14,000  Digital Realty Trust, Inc., Series F .........      6.63%          (a)          $    355,880
           4,000  Duke Realty Corp., Series K ..................      6.50%          (a)               100,080
          10,010  Duke Realty Corp., Series L ..................      6.60%          (a)               251,751
          17,297  Health Care REIT, Inc., Series J .............      6.50%          (a)               446,782
          25,725  Hospitality Properties Trust, Series D .......      7.13%          (a)               667,306
          27,675  Kimco Realty Corp., Series I .................      6.00%          (a)               692,705
          22,600  National Retail Properties, Inc., Series D ...      6.63%          (a)               575,622
          41,693  PS Business Parks, Inc., Series S ............      6.45%          (a)             1,088,604
          37,568  Public Storage ...............................      5.90%          (a)               971,884
          21,425  Realty Income Corp., Series F ................      6.63%          (a)               566,691
          17,935  Regency Centers Corp., Series 6 ..............      6.63%          (a)               458,239
           4,896  Vornado Realty Trust, Series J ...............      6.88%          (a)               132,731
           8,966  Weingarten Realty Investors, Series D ........      6.75%          (a)               225,585
           9,150  Weingarten Realty Investors, Series F ........      6.50%          (a)               229,391
                                                                                                  ------------
                                                                                                     8,047,072
                                                                                                  ------------
                  WIRELESS TELECOMMUNICATION SERVICES - 2.5%
          16,000  Telephone & Data Systems, Inc. ...............      6.88%        11/15/59            431,520
          27,000  US Cellular Corp. ............................      6.95%        05/15/60            711,450
                                                                                                  ------------
                                                                                                     1,142,970
                                                                                                  ------------
                  TOTAL $25 PAR PREFERRED SECURITIES .......................................        42,171,157
                  (Cost $40,902,506)                                                              ------------


CAPITAL PREFERRED SECURITIES - 6.6%

                  CAPITAL MARKETS - 1.7%
         750,000  Charles Schwab Corp. (c)......................      7.00%          (a)               801,218
                                                                                                  ------------
                  COMMERCIAL BANKS - 2.7%
       1,350,000  Wachovia Capital Trust III (c)................      5.57%          (a)             1,252,125
                                                                                                  ------------
                  ELECTRIC UTILITIES - 2.2%
       1,000,000  Southern California Edison Co., Series E (c)..      6.25%          (a)             1,043,620
                                                                                                  ------------
                  TOTAL CAPITAL PREFERRED SECURITIES .......................................         3,096,963
                  (Cost $3,003,500)                                                               ------------

    PRINCIPAL                                                         STATED        STATED
      VALUE                        DESCRIPTION                        COUPON       MATURITY          VALUE
----------------  ---------------------------------------------     ----------   -------------  --------------

CORPORATE BONDS AND NOTES - 1.0%

                  INSURANCE - 1.0%
$        500,000  MetLife, Inc. ................................      6.40%        12/15/36            489,107
                                                                                                  ------------
                  TOTAL CORPORATE BONDS AND NOTES ..........................................           489,107
                                                                                                  ------------
                  (Cost $492,500)

                  TOTAL INVESTMENTS - 97.7% ................................................        45,757,227
                  (Cost $44,398,506) (e)

                  NET OTHER ASSETS AND LIABILITIES - 2.3% ..................................         1,072,567
                                                                                                  ------------
                  NET ASSETS - 100.0% ......................................................      $ 46,829,794
                                                                                                  ============




                       See Notes to Financial Statements                  Page 9

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
APRIL 30, 2012 (UNAUDITED)

    (a) Perpetual maturity.

    (b) Floating rate security. The interest rate shown reflects the rate in effect at April 30, 2012.

    (c) Fixed-to-floating rate security. The interest rate shown reflects the fixed rate in effect at April 30, 2012. At a predetermined date, the fixed rate will change to a floating rate.

    (d) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by Stonebridge Advisors LLC, the Fund's sub-advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2012, securities noted as such amounted to $766,281 or 1.64% of net assets.

    (e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,394,932 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $36,211.

________________________________

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of April 30, 2012 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   LEVEL 2             LEVEL 3
                                                             TOTAL               LEVEL 1         SIGNIFICANT         SIGNIFICANT
                                                            VALUE AT             QUOTED          OBSERVABLE         UNOBSERVABLE
                                                            4/30/2012            PRICES            INPUTS              INPUTS
-----------------------------------------------------------------------------------------------------------------------------------

$25 Par Preferred Securities.......................      $  42,171,157       $ 42,171,157       $         --        $         --
Capital Preferred Securities.......................          3,096,963          3,096,963                 --                  --
Corporate Bonds and Notes..........................            489,107                 --            489,107                  --
                                                         -------------       ------------       ------------        ------------
Total Investments..................................         45,757,227       $ 45,268,120       $    489,107        $         --
                                                         =============       ============       ============        ============



Page 10                See Notes to Financial Statements

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2012 (UNAUDITED)


ASSETS:
Investments, at value
   (Cost $44,398,506)..........................................................................      $ 45,757,227
Cash...........................................................................................         1,989,692
Prepaid expenses...............................................................................            12,958
Receivables:
   Fund shares sold............................................................................           536,129
   Dividends...................................................................................           100,735
   Investment securities sold..................................................................            43,025
   Interest....................................................................................            12,089
Other assets...................................................................................            11,313
                                                                                                     ------------
   Total Assets................................................................................        48,463,168
                                                                                                     ------------

LIABILITIES:
Payables:
   Investment securities purchased.............................................................         1,482,235
   Distributions payable.......................................................................            49,979
   Transfer agent fees.........................................................................            26,213
   Audit and tax fees..........................................................................            20,831
   12b-1 distribution and service fees.........................................................            14,288
   Printing fees...............................................................................             8,238
   Custodian fees..............................................................................             7,810
   Administrative fees.........................................................................             7,268
   Investment advisory fees....................................................................             5,853
   Trustees' fees and expenses.................................................................             4,150
   Shares repurchased..........................................................................             3,278
   Financial reporting fees....................................................................               745
Other liabilities..............................................................................             2,486
                                                                                                     ------------
   Total Liabilities...........................................................................         1,633,374
                                                                                                     ------------
NET ASSETS.....................................................................................      $ 46,829,794
                                                                                                     =============

NET ASSETS consist of:
Paid-in capital................................................................................      $ 45,436,778
Par value ($0.01 per share with an unlimited number of shares authorized)......................            21,978
Accumulated net investment income (loss).......................................................          (134,798)
Accumulated net realized gain (loss) on investments............................................           147,115
Net unrealized appreciation (depreciation) on investments......................................         1,358,721
                                                                                                     ------------
NET ASSETS.....................................................................................      $ 46,829,794
                                                                                                     ============


Maximum Offering Price Per Share:
   (Net assets are rounded to the nearest whole dollar and shares are rounded to the nearest full share)
CLASS A SHARES:
  Net asset value and redemption price per share (Based on net assets of $31,376,564 and
      1,473,707 shares of beneficial interest issued and outstanding)..........................      $      21.29
   Maximum sales charge (4.50% of offering price)..............................................              1.00
                                                                                                     ------------
Maximum offering price to public...............................................................      $      22.29
                                                                                                     ============

CLASS C SHARES:
Net asset value and redemption price per share (Based on net assets of $11,516,164 and 539,959
   shares of beneficial interest issued and outstanding).......................................      $      21.33
                                                                                                     ============
CLASS F SHARES:
Net asset value and redemption price per share (Based on net assets of $954,608
  and 44,490 shares of beneficial interest issued and outstanding).............................      $      21.46
                                                                                                     ============
CLASS I SHARES:
Net asset value and redemption price per share (Based on net assets of
  $2,981,405 and 139,566 shares of beneficial interest issued and outstanding).................      $      21.36
                                                                                                     ============
CLASS R3 SHARES:
Net asset value and redemption price per share (Based on net assets of $1,053
  and 49 shares of beneficial interest issued and outstanding).................................      $      21.32
                                                                                                     ============


                       See Notes to Financial Statements                 Page 11


FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2012 (UNAUDITED)


INVESTMENT INCOME:
Dividends......................................................................................      $    691,087
Interest.......................................................................................             5,918
                                                                                                     ------------
   Total investment income.....................................................................           697,005
                                                                                                     ------------

EXPENSES:
Transfer agent fees............................................................................           109,379
Investment advisory fees.......................................................................            94,731
12b-1 distribution and/or service fees:
   Class A.....................................................................................            20,271
   Class C.....................................................................................            28,935
   Class F.....................................................................................               311
   Class R3....................................................................................                 3
Administrative fees............................................................................            24,932
Registration fees..............................................................................            18,191
Audit and tax fees.............................................................................            15,316
Trustees' fees and expenses....................................................................             9,715
Printing fees..................................................................................             8,061
Custodian fees.................................................................................             7,064
Financial reporting fees.......................................................................             4,615
Legal fees.....................................................................................             2,847
Listing expense................................................................................               983
Other..........................................................................................             3,788
                                                                                                     ------------
   Total expenses..............................................................................           349,142
   Less fees waived and expenses reimbursed by the investment advisor..........................          (163,444)
                                                                                                     ------------
   Net expenses................................................................................           185,698
                                                                                                     ------------
NET INVESTMENT INCOME (LOSS)...................................................................           511,307
                                                                                                     ------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on investments.....................................................           186,420
   Net change in unrealized appreciation (depreciation) on investments.........................         1,311,951
                                                                                                     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)........................................................         1,498,371
                                                                                                     ------------
NET INCREASE (DECREASE)  IN NET ASSETS RESULTING FROM OPERATIONS...............................      $  2,009,678
                                                                                                     =============




Page 12             See Notes to Financial Statements


FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SIX MONTHS
                                                                                   ENDED                 PERIOD
                                                                                 4/30/2012                ENDED
                                                                                (UNAUDITED)          10/31/2011 (a)
                                                                               _____________          _____________

OPERATIONS:
Net investment income (loss)............................................       $    511,307           $    140,776
Net realized gain (loss)................................................            186,420                (38,431)
Net change in unrealized appreciation (depreciation)....................          1,311,951                 46,770
                                                                               ------------           ------------
Net increase (decrease) in net assets resulting from operations.........          2,009,678                149,115
                                                                               ------------           ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
   Class A shares.......................................................           (437,532)              (100,162)
   Class C shares.......................................................           (134,746)               (50,477)
   Class F shares.......................................................            (11,367)                   (38)
   Class I shares.......................................................            (35,353)               (16,198)
   Class R3 shares......................................................                (26)                   (34)
                                                                               ------------           ------------
                                                                                   (619,024)              (166,909)
                                                                               ------------           ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAIN:
   Class A shares.......................................................             (1,206)                    --
   Class C shares.......................................................               (531)                    --
   Class F shares.......................................................                (19)                    --
   Class I shares.......................................................                (66)                    --
   Class R3 shares......................................................                 (0) (b)                --
                                                                               ------------           ------------
                                                                                     (1,822)                    --
                                                                               ------------           ------------
Total distributions to shareholders.....................................           (620,846)              (166,909)
                                                                               ------------           ------------

CAPITAL TRANSACTIONS:
Proceeds from shares sold...............................................         38,177,460             10,658,436
Proceeds from shares reinvested.........................................            491,621                 69,466
Cost of shares redeemed.................................................         (3,321,035)              (617,192)
                                                                               ------------           ------------
Net increase (decrease) in net assets resulting from capital transactions        35,348,046             10,110,710
                                                                               ------------           ------------
Total increase (decrease) in net assets.................................         36,736,878             10,092,916

NET ASSETS:
Beginning of period.....................................................         10,092,916                     --
                                                                               ------------           ------------
End of period...........................................................       $ 46,829,794           $ 10,092,916
                                                                               ============           ============
Accumulated net investment income (loss) at end of period...............       $   (134,798)          $    (27,081)
                                                                               ============           ============
______________________________________________________

(a) The Fund was seeded on December 16, 2010 and commenced operations on January 11, 2011.
(b) Amount is less than $1.


                       See Notes to Financial Statements                 Page 13

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                  SIX MONTHS
                                                                     ENDED              PERIOD
                                                                   4/30/2012            ENDED
CLASS A SHARES                                                    (UNAUDITED)       10/31/2011 (a)
                                                                  -----------       --------------

Net asset value, beginning of period ........................     $   20.10         $    20.26
                                                                  ---------         ----------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) ................................          0.47 (b)           0.79
Net realized and unrealized gain (loss ......................          1.28              (0.11)
                                                                  ---------         ----------


Total from investment operations ............................          1.75               0.68
                                                                  ---------         ----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income .......................................         (0.56)             (0.84)
Net realized gain ...........................................         (0.00) (c)            --
Return of capital ...........................................            --                 --
                                                                  ---------         ----------

Total distributions .........................................         (0.56)             (0.84)
                                                                  ---------         ----------

Net asset value, end of period ..............................     $   21.29         $    20.10
                                                                  =========         ==========

TOTAL RETURN (d).............................................          8.85%              3.45%
                                                                  =========         ==========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ........................     $  31,377         $    6,932
Ratio of total expenses to average net assets ...............          2.34% (e)         6.68% (e)
Ratio of net expenses to average net assets .................          1.40% (e)         1.40% (e)
Ratio of net investment income (loss) to average
   net assets ...............................................          4.49% (e)         4.68% (e)
Portfolio turnover rate .....................................            40%               88%


(a)  Class A Shares commenced operations on February 25, 2011.
(b)  Based on average shares outstanding.
(c)  Amount is less than $0.01.
(d)  Assumes reinvestment of all distributions for the period and does not
     include payment of the maximum sales charge of 4.50% or     contingent
     deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within twelve months of purchase. If the sales charges were included, total returns would be lower. These returns include Rule 12b-1 service fees of 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is not annualized for periods less than one year.
(e)  Annualized.



Page 14                 See Notes to Financial Statements

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                  SIX MONTHS
                                                                     ENDED              PERIOD
                                                                   4/30/2012            ENDED
CLASS C SHARES                                                    (UNAUDITED)       10/31/2011 (a)
                                                                  -----------       --------------

Net asset value, beginning of period ........................     $   20.13         $    20.26
                                                                  ---------         ----------
 INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) ................................          0.39  (b)          0.69
Net realized and unrealized gain (loss) .....................          1.29              (0.08)
                                                                  ---------         ----------
Total from investment operations ............................          1.68                0.61
                                                                  ---------         ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income .......................................         (0.48)             (0.74)
Net realized gain ...........................................         (0.00) (c)            --
Return of capital ...........................................            --                 --
                                                                  ---------         ----------
Total distributions .........................................         (0.48)             (0.74)
                                                                  ---------         ----------
Net asset value, end of period ..............................     $   21.33         $    20.13
                                                                  =========         ==========
TOTAL RETURN (d).............................................          8.49%              3.08%
                                                                  =========         ==========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ........................     $  11,516         $    2,720
Ratio of total expenses to average net assets ...............          3.63% (e)          8.03% (e)

Ratio of net expenses to average net assets .................          2.15% (e)          2.15% (e)
Ratio of net investment income (loss) to average
   net assets ...............................................          3.79% (e)          4.10% (e)
Portfolio turnover rate .....................................            40%                88%


(a)  Class C Shares commenced operations on February 25, 2011.
(b)  Based on average shares outstanding.
(c)  Amount is less than $0.01.
(d) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total return would be lower. These returns include combined Rule 12b-1 distribution fees and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is not annualized for periods less than one year.
(e)  Annualized.


                       See Notes to Financial Statements                 Page 15

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                  SIX MONTHS
                                                                     ENDED              PERIOD
                                                                   4/30/2012            ENDED
CLASS F SHARES                                                    (UNAUDITED)       10/31/2011 (a)
                                                                  -----------       --------------

Net asset value, beginning of period ........................     $   20.12         $    20.25
                                                                  ---------         ----------
 INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) ................................          0.44 (b)           0.70
Net realized and unrealized gain (loss) .....................          1.47              (0.07)
                                                                  ---------         ----------
Total from investment operations ............................          1.91               0.63
                                                                  ---------         ----------
 DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income .......................................         (0.57)             (0.76)
Net realized gain ...........................................         (0.00)(c)             --
Return of capital ...........................................            --                 --
                                                                  ---------         ----------
Total distributions .........................................         (0.57)             (0.76)
                                                                  ---------         ----------
Net asset value, end of period ..............................     $   21.46         $    20.12
                                                                  =========         ==========
TOTAL RETURN (d).............................................          9.68%              3.17%
                                                                  =========         ==========

 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's) .......................     $     955         $        1
Ratio of total expenses to average net assets ...............          8.52% (e)         233.6% (e)

Ratio of net expenses to average net assets .................          1.30% (e)          1.30% (e)
Ratio of net investment income (loss) to average
   net assets ...............................................          4.19% (e)          5.21% (e)
 Portfolio turnover rate ....................................            40%                88%


(a) Class F Shares were initially seeded and commenced operations on March 2, 2011.
(b)   Based on average shares outstanding.
(c)   Amount is less than $0.01.
(d) Assumes reinvestment of all distributions for the period. These returns include Rule 12b-1 service fees of 0.15% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is not annualized for periods less than one year.
(e)   Annualized.


Page 16              See Notes to Financial Statements

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                  SIX MONTHS
                                                                     ENDED              PERIOD
                                                                   4/30/2012            ENDED
CLASS I SHARES                                                    (UNAUDITED)       10/31/2011 (a)
                                                                  -----------       --------------

Net asset value, beginning of period ........................     $   20.15         $    20.00
                                                                  ---------         ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) ................................          0.48 (b)           0.82
Net realized and unrealized gain (loss) .....................          1.31               0.21
                                                                  ---------         ----------
Total from investment operations ............................          1.79               1.03
                                                                  ---------         ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income .......................................         (0.58)             (0.88)
Net realized gain ...........................................         (0.00) (c)            --
Return of capital ...........................................            --                 --
                                                                  ---------         ----------
Total distributions .........................................         (0.58)             (0.88)
                                                                  ---------         ----------
Net asset value, end of period ..............................     $   21.36         $    20.15
                                                                  =========         ==========
TOTAL RETURN (d).............................................          9.07%              5.21%
                                                                  =========         ==========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ........................     $   2,981         $      439
Ratio of total expenses to average net assets ...............          3.71% (e)         22.09% (e)

Ratio of net expenses to average net assets .................          1.15% (e)          1.15% (e)
Ratio of net investment income (loss) to average
   net assets ...............................................          4.62% (e)          5.12% (e)
 Portfolio turnover rate ....................................            40%                88%


(a) Class I Shares were initially seeded on December 16, 2010 and commenced operations on January 11, 2011.
(b)   Based on average shares outstanding.
(c)   Amount is less than $0.01.
(d) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is not annualized for periods less than one year.
(e)   Annualized.




                       See Notes to Financial Statements                 Page 17

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                  SIX MONTHS
                                                                     ENDED              PERIOD
                                                                   4/30/2012            ENDED
CLASS R3 SHARES                                                   (UNAUDITED)       10/31/2011 (a)
                                                                  -----------       --------------

Net asset value, beginning of period ........................     $   20.11         $    20.25
                                                                  ---------         ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) ................................          0.47 (b)           0.61
Net realized and unrealized gain (loss) .....................          1.26              (0.07)
                                                                  ---------         ----------
Total from investment operations ............................          1.73               0.54
                                                                  ---------         ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income .......................................         (0.52)             (0.68)
Net realized gain ...........................................         (0.00) (c)            --
Return of capital ...........................................            --                 --
                                                                  ---------         ----------
Total distributions .........................................         (0.52)             (0.68)
                                                                  ---------         ----------
Net asset value, end of period ..............................     $   21.32           $  20.11
                                                                  =========         ==========
TOTAL RETURN (d).............................................          8.81%              2.74%
                                                                  =========         ==========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's) .......................     $       1           $      1
 Ratio of total expenses to average net assets ..............      2,660.60% (e)        301.79% (e)
Ratio of net expenses to average net assets .................          1.71% (e)          1.90% (e)
Ratio of net investment income (loss) to average
   net assets ...............................................          4.60% (e)          4.62% (e)
 Portfolio turnover rate ....................................            40%                88%

(a) Class R3 Shares were initially seeded and commenced operations on March 2, 2011.
(b)   Based on average shares outstanding.
(c)   Amount is less than $0.01.
(d) Assumes reinvestment of all distributions for the period. These returns include combined Rule 12b-1 distribution fees and service fees of 0.50% effective December 15, 2011, and 0.75% prior to December 15, 2011, and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is not annualized for periods less than one year.
(e)  Annualized.




Page 18              See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                           APRIL 30, 2012 (UNAUDITED)


                              1. FUND DESCRIPTION

First Trust Preferred Securities and Income Fund (the "Fund") is a series of First Trust Series Fund (the "Trust"), a Massachusetts business trust, organized on July 9, 2010, and is registered as a non-diversified, open-end management investment company with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund offers five classes of shares: Class A, Class C, Class F, Class I and Class R3. Each class represents an interest in the same portfolio of investments but with a different combination of sales charges, distribution and service (12b-1) fees, eligibility requirements and other features.

The Fund's investment objective is to seek to provide current income and total return. The Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings, if any) in preferred securities and other securities with similar economic characteristics. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION:

The net asset value ("NAV") for each class of shares of the Fund is determined daily as of the close of trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing at the principal markets for those securities. The NAV for each class is calculated by dividing the value of the Fund's total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of shares of the class outstanding. Differences in NAV of each class of the Fund's shares are generally expected to be due to the daily expense accruals of the specified distribution and service (12b-1) fees and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.

The Fund's investments are valued daily in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. The following securities, for which accurate and reliable market quotations are readily available, will be valued as follows:

    Preferred stocks and other securities listed on any national or foreign exchange (excluding the NASDAQ National Market ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")), are valued at the last sale price on the exchange on which they are principally traded. If there are no transactions on the valuation day, the securities are valued at the mean between the most recent bid and asked prices.

    Securities listed on the NASDAQ or the AIM are valued at the official closing price. If there is no official closing price on the valuation day, the securities are valued at the mean between the most recent bid and asked prices.

    Securities traded in the over-the-counter market are valued at their closing bid prices.

Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

All market quotations used in valuing the Fund's securities will be obtained from a third party pricing service. If no quotation is received from a pricing service, attempts will be made to obtain one or more broker quotes for the security. In the event the pricing service does not provide a valuation, broker quotations are not readily available, or the valuations received are deemed unreliable, the Trust's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities. Additionally, if events occur after the close of the principal markets for certain securities (e.g., domestic debt and foreign securities) that could materially affect the Fund's NAV, First Trust will use a fair value method to value the Fund's securities. The use of fair value pricing is governed by valuation procedures adopted by the Trust's Board of Trustees, and in accordance with the provisions of the 1940 Act. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                           APRIL 30, 2012 (UNAUDITED)


However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. Fair valuation of a security will be based on the consideration of all available information, including, but not limited to, the following:

     1) the type of security;
     2) the size of the holding;
     3) the initial cost of the security;
     4) transactions in comparable securities;
     5) price quotes from dealers and/or pricing services;
     6) relationships among various securities;
     7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
     8) an analysis of the issuer's financial statements; and
     9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

     1) the value of similar foreign securities traded on other foreign markets;
     2) ADR trading of similar securities;
     3) closed-end fund trading of similar securities;
     4) foreign currency exchange activity;
     5) the trading prices of financial products that are tied to baskets of foreign securities;
     6) factors relating to the event that precipitated the pricing problem;
     7) whether the event is likely to recur; and
     8) whether the effects of the event are isolated or whether they affect entire markets,countries or regions.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

     o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

     o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

          o Quoted prices for similar investments in active markets.

          o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

          o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

          o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

     o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of April 30, 2012, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded daily on the accrual basis, including the amortization of premiums and accretion of discounts. Income is allocated on a pro rata basis to each class of shares.

The Fund may hold the securities of real estate investment trusts ("REITs"). Distributions from such investments may include a return of capital component from the REIT to the extent of the cost basis of such REIT investments. The actual character of amounts received during the year is not known until after the fiscal year end. The Fund records the character of distributions received from the REITs during the year based on estimates available. The Fund's characterization may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                           APRIL 30, 2012 (UNAUDITED)


C. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

The Fund will declare daily and pay monthly distributions of all or a portion of its net investment income to holders of each class of shares. Distributions of any net capital gains earned by the Fund will be distributed at least annually. Distributions will automatically be reinvested into additional Fund shares unless cash distributions are elected by the shareholder.

Distributions from net investment income and realized capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid during the fiscal period ended October 31, 2011 was as follows:

Distributions paid from:
Ordinary income............................  $     166,909
Capital gain...............................             --
Return of capital..........................             --

As of October 31, 2011, the components of net assets on a tax basis were as follows:


Undistributed ordinary income..............  $       7,875
Undistributed capital gains................             --
                                             -------------
Total undistributed earnings...............          7,875
Accumulated capital and other losses.......             --
Net unrealized appreciation (depreciation).         49,525
                                             -------------
Total accumulated earnings (losses)........         57,400
Other......................................        (75,194)
Paid-in capital............................     10,110,710
                                             -------------
Net assets.................................  $  10,092,916
                                             =============

D. INCOME TAXES:

The Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal or state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which 98.2% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2011, the Fund had no capital loss carryforward for federal income tax purposes.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable year 2011 remains open to federal and state audit. As of April 30, 2012, management has evaluated the application of these standards to the Fund, and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

E. EXPENSES:

The Fund pays all expenses directly related to its operations. Expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                           APRIL 30, 2012 (UNAUDITED)


F. ACCOUNTING PRONOUNCEMENT:

In May 2011, the Financial Accounting Standards Board ("FASB") issued ASU 2011-04, "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs," modifying Topic 820, "Fair Value Measurements and Disclosures." At the same time, the International Accounting Standards Board ("IASB") issued International Financial Reporting Standard ("IFRS") 13, "Fair Value Measurement." The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, the ASU requires reporting entities to disclose (i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers,
(ii) for Level 3 fair value measurements, quantitative information about significant unobservable inputs used, (iii) a description of the valuation processes used by the reporting entity, and (iv) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of the ASU is for interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the updated standard on the Fund's financial statements.

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund. For these services, First Trust is entitled to a monthly fee calculated at an annual rate of 0.80% of the Fund's average daily net assets. First Trust also provide fund reporting services to the Fund for a flat annual fee in the amount of $9,250.

Stonebridge Advisors LLC ("Stonebridge" or the "Sub-Advisor"), an affiliate of First Trust, serves as the Fund's sub-advisor and manages the Fund's portfolio subject to First Trust's supervision. The Sub-Advisor receives a monthly portfolio management fee calculated at an annual rate of 0.40% of average daily net assets that is paid by First Trust out of its investment advisory fee.

First Trust and Stonebridge have agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the annual operating expenses of the Fund (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) from exceeding 1.15% of average daily net assets of any class of Shares of the Fund (the "Expense Cap") until February 28, 2013 and then will not exceed 1.50% from March 1, 2013 to February 28, 2022 (the "Expense Cap Termination Date"). Expenses borne and fees waived by First Trust and Stonebridge are subject to recovery by First Trust and Stonebridge up to three years from the date the fee was waived or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding its Expense Cap in place at the time the expense was borne or the fee was waived by First Trust and Stonebridge. These amounts would be included in "Expenses previously waived or reimbursed" on the Statement of Operations. The advisory fee waivers and expense reimbursement for the six months ended April 30, 2012 and the expenses borne by First Trust and Stonebridge subject to recovery for the periods indicated were as follows:


                                                    EXPENSES SUBJECT TO RECOVERY
                                      ------------------------------------------------------
ADVISORY FEE           EXPENSE          PERIOD ENDED      SIX MONTHS ENDED
   WAIVER           REIMBURSEMENT     OCTOBER 31, 2011     APRIL 30, 2012          TOTAL
-------------       -------------     ----------------    ----------------     ------------
$      94,731       $      68,713       $    219,802        $    163,444       $    383,246

Brown Brothers Harriman & Co. serves as the Fund's custodian, administrator, and fund accountant in accordance with certain fee arrangements.

BNY Mellon Investment Servicing (US) Inc. serves as the Fund's Transfer Agent in accordance with certain fee arrangements.

Effective January 23, 2012, James A. Bowen resigned from his position as the President and Chief Executive Officer of the Trust. He continues as a Trustee, the Chairman of the Board of Trustees and a member of the Executive Committee. The Board elected Mark R. Bradley to serve as the President and Chief Executive Officer of the Trust and James M. Dykas to serve as the Treasurer, Chief Financial Officer and Chief Accounting Officer of the Trust.

Effective January 1, 2012, each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer of $125,000 per year and an annual per fund fee of $4,000 for each closed end fund or other actively managed fund and $1,000 for each index fund in the First Trust Fund Complex. The fixed annual retainer is allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Prior to January 1, 2012, each Independent Trustee received an annual retainer of $10,000 per trust for the first 14 trusts of the First Trust Fund Complex and an annual retainer of $7,500 per trust for each additional trust in the First Trust Fund Complex. The annual retainer was allocated equally among each of the trusts.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------


                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                           APRIL 30, 2012 (UNAUDITED)


Additionally, the Lead Independent Trustee is paid $15,000 annually, the Chairman of the Audit Committee is paid $10,000 annually, and each of the Chairmen of the Nominating and Governance Committee and the Valuation Committee is paid $5,000 annually to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Prior to January 1, 2012, the annual amounts paid were $10,000, $5,000 and $2,500, respectively. Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and each Committee chairman will serve two-year terms before rotating to serve as chairman of another committee or as Lead Independent Trustee. The officers and "Interested" Trustee receive no compensation from the Fund for acting in such capacities.


                                 4. CAPITAL SHARE TRANSACTIONS

Capital transactions were as follows:

                                         SIX MONTHS                               PERIOD
                                    ENDED APRIL 30, 2012                  ENDED OCTOBER 31, 2011

                                  SHARES            VALUE                 SHARES           VALUE
                                ---------      -------------            ---------     -------------
Sales:
     Class A                    1,256,968      $  26,187,228              374,024     $   7,520,110
     Class C                      405,894          8,481,054              133,744         2,701,780
     Class F                       44,345            923,570                   49             1,000
     Class I                      123,446          2,585,608               21,557           434,546
     Class R3                          --                 --                   49             1,000
                                ---------      -------------            ---------     -------------
Total Sales:                    1,830,653      $  38,177,460              529,423     $  10,658,436
                                =========      =============            =========     =============


Dividend Reinvestment:
     Class A                       16,436      $     343,295                1,544     $      31,039
     Class C                        5,710            119,023                1,696            34,222
     Class F                           96              2,036                   --                --
     Class I                        1,289             27,267                  208             4,205
     Class R3                          --                 --                   --                --
                                ---------      -------------            ---------     -------------
Total Dividend Reinvestment:       23,531      $     491,621                3,448     $      69,466
                                =========      =============            =========     =============

Redemptions
     Class A                     (144,572)     $  (3,035,652)             (30,693)    $    (611,476)
     Class C                       (6,793)          (144,032)                (292)           (5,716)
     Class F                           --                 --                   --                --
     Class I                       (6,934)          (141,351)                  --                --
     Class R3                          --                 --                   --                --
                                ---------      -------------            ---------     -------------
Total Redemptions:               (158,299)      $ (3,321,035)             (30,985)    $    (617,192)
                                =========      =============            =========     =============


                      5. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of securities, other than short-term investments, for the six months ended April 30, 2012, were $44,211,553 and $9,633,746, respectively.

                        6. DISTRIBUTION AND SERVICE PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the share classes of the Fund are authorized to pay an amount up to 0.25%, 1.00%, 0.15% and 0.50% of their average daily net assets each year for Class A, Class C, Class F and Class R3, respectively, to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Fund shares or the provision of investor services. Prior to December 15, 2011, the total distribution and service (12b-1) fees for Class R3 Shares were 0.75% of the average daily net assets of the Class R3 Shares. FTP may also use this amount to compensate securities dealers or other persons for providing distribution assistance, including broker-dealer and shareholder support, and educational and promotional services.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                           APRIL 30, 2012 (UNAUDITED)


                               7. INDEMNIFICATION

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                             8. RISK CONSIDERATIONS

Risks are inherent in all investing. The following summarizes some of the risks that should be considered for the Fund. For additional information about the risks associated with investing in the Fund, please see the Fund's prospectus and statement of additional information, as well as other Fund regulatory filings.

MARKET RISK: Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments. Companies with smaller market capitalizations are generally subject to additional market risk.

ECONOMIC CONDITIONS RISK: Adverse changes in economic conditions are more likely to lead to a weakened capacity of a high-yield issuer to make principal payments and interest payments than an investment grade issuer. An economic downturn could severely affect the ability of highly leveraged issuers to service their debt obligations or to repay their obligations upon maturity. Under adverse market or economic conditions, the secondary market for high-yield securities could contract further, independent of any specific adverse changes in the condition of a particular issuer and these securities may become illiquid. As a result, the Sub-Advisor could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded.

INTEREST RATE RISK: If interest rates rise, the prices of fixed-rate preferred securities and other fixed-rate debt securities held by the Fund will fall.

PREFERRED SECURITIES RISK: Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater credit risk than those debt instruments.

FINANCIAL SERVICE SECTOR RISK: The Fund's assets are primarily invested in securities issued by companies in the financial services sector, which includes banks and thrifts, financial services and insurance companies and investment firms. Financial companies are especially subject to the adverse effects of economic recession; currency exchange rates; government regulation; decreases in the availability of capital; volatile interest rates; portfolio concentrations in geographic markets and in commercial and residential real estate loans; and competition from new entrants in their fields of business.

REIT RISK: Investing in REITs involves risks related to their structure and focus, which include, but are not limited to, dependency upon management skills, limited diversification, the risks of locating and managing financing for projects, heavy cash flow dependency, possible default by borrowers, the costs and potential losses of self-liquidation of one or more holdings, the risk of a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages, changes in neighborhood values and appeal to purchases, the possibility of failing to maintain exemptions from registration under the 1940 Act and, in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility.

NON U.S. SECURITIES RISK: The Fund may invest in securities of non U.S. issuers. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued, and has determined that there were no subsequent events to report.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                           APRIL 30, 2012 (UNAUDITED)


                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                      This Page Left Blank Intentionally.

                      This Page Left Blank Intentionally.

                      This Page Left Blank Intentionally.

{LOGO OMMITTED}
FIRST TRUST

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 E. Liberty Drive, Suite 400
Wheaton, IL  60187


INVESTMENT SUB-ADVISOR
Stonebridge Advisors, LLC
187 Danbury Road
Wilton, CT 06807


ADMINISTRATOR,
FUND ACCOUNTANT &
CUSTODIAN
Brown Brothers Harriman & Co.
50 Milk Street
Boston, MA  02109


TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, DE 19809


INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606



LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, Il 60603

[BLANK BACK COVER]

FIRST TRUST




                                First Trust/Confluence
                                Small Cap Value Fund



                                Semi-Annual Report
                                For the Six Months Ended
                                April 30, 2012





     CONFLUENCE
Investment Management

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2012

Shareholder Letter...........................................................  1
At A Glance..................................................................  2
Portfolio Commentary.........................................................  4
Understanding Your Fund Expenses.............................................  7
Portfolio of Investments.....................................................  8
Statement of Assets and Liabilities ......................................... 10
Statement of Operations...................................................... 11
Statements of Changes in Net Assets ......................................... 12
Financial Highlights......................................................... 13
Notes to Financial Statements................................................ 17
Additional Information....................................................... 23

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and/or Confluence Investment Management LLC ("Confluence" or the "Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust/Confluence Small Cap Value Fund (the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See "Risk Considerations" in the Notes to Financial Statements for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns and net asset value will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the portfolio commentary by the portfolio management team of the Fund, you may obtain an understanding of how the market environment affected the Fund's performance. The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of Confluence are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 APRIL 30, 2012


Dear Shareholders:

I am pleased to present you with the semi-annual report for your investment in First Trust/Confluence Small Cap Value Fund (the "Fund").

The report you hold contains detailed information about your investment; a portfolio commentary from the Fund's management team that provides a recap of the period; a performance analysis and a market and Fund outlook. Additionally, you will find the Fund's financial statements for the period this report covers. I encourage you to read this document and discuss it with your financial advisor. A successful investor is also typically a knowledgeable one, as we have found to be the case at First Trust.

First Trust remains committed to being a long-term investor and investment manager and to bringing you quality financial solutions regardless of market ups and downs. We have always believed, as I have written previously, that there are two ways to attain success in reaching your financial goals: staying invested in quality products and having a long-term investment horizon. We are committed to this approach in the products we manage or supervise and offer to investors.

As you know, First Trust offers a variety of products that we believe could fit many financial plans to help investors seeking long-term investment success. We encourage you to talk to your financial advisor about the other investments First Trust offers that might also fit your financial goals and to discuss those goals with your financial advisor regularly so that he or she can help keep you on track.

First Trust will continue to make available up-to-date information about your investments so you and your financial advisor are current on any First Trust investments you own. We value our relationship with you, and thank you for the opportunity to assist you in achieving your financial goals. I look forward to the remainder of 2012 and to the next edition of your Fund's report.

Sincerely,


/s/ James A. Bowen


James A. Bowen
Chairman of the Board of Trustees of First Trust/Confluence Small Cap Value Fund and Chief Executive Officer of First Trust Advisors L.P.

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
"AT A GLANCE"
AS OF APRIL 30, 2012 (UNAUDITED)

-----------------------------------------------------------
FUND STATISTICS
-----------------------------------------------------------
                                                NET ASSET
FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND    VALUE (NAV)
-----------------------------------------------------------
Class A (FOVAX)                                  $20.85
Class C (FOVCX)                                  $19.92
Class I (FOVIX)                                  $21.02
Class R3 (FOVRX)                                 $20.33
-----------------------------------------------------------


-----------------------------------------------------------
                                              % OF TOTAL
SECTOR ALLOCATION                            INVESTMENTS
-----------------------------------------------------------
Industrials                                      29.9%
Financials                                       27.1
Health Care                                      17.3
Consumer Discretionary                           13.4
Information Technology                            7.0
Materials                                         3.1
Consumer Staples                                  2.2
-----------------------------------------------------------
                                        Total   100.0%
                                               ========


-----------------------------------------------------------
                                              % OF TOTAL
TOP TEN HOLDINGS                             INVESTMENTS
-----------------------------------------------------------
Brown & Brown, Inc.                               3.7%
Hittite Microwave Corp.                           3.7
Rayonier, Inc.                                    3.7
Douglas Dynamics, Inc.                            3.6
Techne Corp.                                      3.6
Generac Holdings, Inc.                            3.5
Patterson Cos., Inc.                              3.5
Gladstone Commercial Corp.                        3.5
John Wiley & Sons, Inc., Class A                  3.5
West Pharmaceutical Services, Inc.                3.5
-----------------------------------------------------------
                                        Total    35.8%
                                               ========

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
"AT A GLANCE" - (CONTINUED)
AS OF APRIL 30, 2012 (UNAUDITED)

--------------------------------------------------------------------------------
PERFORMANCE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

This chart compares your Fund's Class I performance to that of the Russell 2000(R) Value Index and the Russell 2000(R) Index from 1/11/2011 through 4/30/2012.


                  First Trust/Confluence Small Cap          Russell 2000(R)           Russell 2000(R)
                     Value Fund - Class I Shares              Value Index                 Index
1/11/2011                      $10,000                         $10,000                   $10,000

4/30/2011                       10,730                          10,716                    10,966

10/31/2011                       9,790                           9,261                     9,457

4/30/12                         10,554                          10,323                    10,499


----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE AS OF APRIL 30, 2012
----------------------------------------------------------------------------------------------------------------------------------
                                   A SHARES                    C SHARES                    I SHARES                  R3 SHARES
                             Inception (2/24/2011)       Inception (3/2/2011)        Inception (1/11/2011)    Inception (3/2/2011)
                                through 4/30/12             through 4/30/12             through 4/30/12         through 4/30/12

                                                                          W/MAX
                                                                          1.00%
                                               W/MAX                    CONTINGENT
                                 W/O           5.50%          W/O        DEFERRED              W/O                     W/O
                                SALES         SALES          SALES         SALES              SALES                   SALES
                                CHARGES       CHARGE         CHARGES      CHARGE              CHARGES                 CHARGES
   CUMULATIVE TOTAL RETURNS
   6 Months Ended 4/30/12        6.91%        1.03%           5.90%       4.90%               7.80%                    6.83%
   1 Year Ended 4/30/12         -2.52%       -7.88%          -3.81%      -4.78%              -1.65%                   -2.96%
   Since Inception               3.93%       -1.78%          -0.90%      -0.90%               5.53%                    1.14%

   AVERAGE ANNUAL TOTAL
   RETURNS
   Since Inception               3.32%       -1.51%          -0.77%      -0.77%               4.22%                    0.98%

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

Performance of share classes will vary due to differences in sales charges and expenses. Total returns with sales charges include payment of the maximum sales charge of 5.50% for Class A Shares, a contingent deferred sales charge ("CDSC") of 1.00% for Class C Shares in year one and Rule 12b-1 service fees of 0.25% per year of the Fund's average daily net assets for Class A Shares and combined Rule 12b-1 distribution and service fees of up to 1.00% per year of the Fund's average daily net assets for Class C Shares. Class I and Class R3 Shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value. The combined Rule 12b-1 distribution and service fees are 0.50% of the Fund's average daily net assets for Class R3 Shares, while Class I Shares do not have these fees. Prior to December 15, 2011, Class R3 Shares combined Rule 12b-1 distribution and service fees were 0.75%.

--------------------------------------------------------------------------------
                              PORTFOLIO COMMENTARY
--------------------------------------------------------------------------------

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                        SIX MONTHS ENDED APRIL 30, 2012

                                  SUB-ADVISOR

Confluence Investment Management LLC, a registered investment advisor ("Confluence" or "Sub-Advisor"), located in Saint Louis, Missouri, serves as the Sub-Advisor to First Trust/Confluence Small Cap Value Fund (the "Fund"). The investment professionals at Confluence have over 80 years of aggregate portfolio management experience. Confluence professionals have invested in a wide range of specialty finance and other financial company securities during various market cycles, working to provide attractive risk-adjusted returns to clients.

                           PORTFOLIO MANAGEMENT TEAM

MARK KELLER, CFA
CHIEF EXECUTIVE OFFICER AND CHIEF INVESTMENT OFFICER

As Chief Investment Officer, Mr. Keller oversees all of Confluence's investment strategies and investment operations and has more than 30 years of investment experience, with a focus on value-oriented equity analysis and management.

Prior to joining Confluence, Mr. Keller was a Senior Vice President of A.G. Edwards & Sons, Inc. and of Gallatin Asset Management, Inc., and was a member of the Board of Directors of both companies. From 1994 to May 2008, he was the Chief Investment Officer of Gallatin Asset Management, and its predecessor organization, A.G. Edwards Asset Management, the investment management arm of A.G. Edwards, Inc. Mr. Keller and his team were responsible for the management of over $10 billion of assets across various equity, asset allocation and fixed-income strategies.

Mr. Keller received a Bachelor of Arts Degree from Wheaton College (Illinois) and is a CFA charterholder.

DAVID MIYAZAKI, CFA
SENIOR VICE PRESIDENT AND PORTFOLIO MANAGER

Mr. Miyazaki performs market research and is actively involved in portfolio management activities. Prior to joining Confluence in May 2008, Mr. Miyazaki served as a Portfolio Manager and Analyst with Gallatin Asset Management, the investment management arm of A.G. Edwards, Inc. He joined A.G. Edwards in 1999. Mr. Miyazaki was responsible for separately managed accounts invested in individual stocks with a value discipline and co-managed the A.G. Edwards' ETF-based asset allocation program. In addition to portfolio management, Mr. Miyazaki served as a member of the A.G. Edwards Investment Strategy Committee. As a strategist, he was responsible for the firm's quantitative asset allocation models, including its Cyclical Asset Allocation program. He also co-manages the First Trust Specialty Finance and Financial Opportunities Fund (NYSE: FGB) closed-end fund.

Mr. Miyazaki has nearly 20 years of financial experience, starting in the industry in 1992. He received a Bachelor of Business Administration Degree from Texas Christian University and is a CFA charterholder.

DANIEL WINTER, CFA
SENIOR VICE PRESIDENT AND PORTFOLIO MANAGER

Mr. Winter performs market research and chairs the firm's equity portfolio management committee. Prior to joining Confluence in May 2008, Mr. Winter served as a Portfolio Manager and Analyst with Gallatin Asset Management, the investment management arm of A.G. Edwards, Inc. While at Gallatin, he chaired the portfolio management team responsible for the firm's six value-oriented equity strategies. His responsibilities also included directing the strategy implementation and trading execution for the equity portfolios.

Mr. Winter also served as a portfolio manager for the Cyclical Growth ETF Portfolio and the Cyclical Growth and Income ETF Portfolio which were offered through variable annuities. He was also a member of the firm's Allocation Advisor Committee which oversaw the A.G. Edwards exchange-traded fund focused strategies. Prior to joining the firm's Asset Management division in 1994, Mr. Winter served as a portfolio manager for A.G. Edwards Trust Company. Additionally, Mr. Winter co-manages the First Trust Specialty Finance and Financial Opportunities Fund (NYSE: FGB) closed-end fund whose primary focus is on Business Development Companies. Mr. Winter earned a Bachelor of Arts Degree in Business Management from Eckerd College and a Master's of Business Administration from Saint Louis University and is a CFA charterholder.

CHRIS STEIN
VICE PRESIDENT AND PORTFOLIO MANAGER

Mr. Stein performs market research, executes trades and is actively involved in portfolio management activities. Mr. Stein joined Confluence in August 2008. Previously, he had served as a Portfolio Manager and Analyst with Gallatin Asset Management, the investment management arm of A.G. Edwards, Inc. Mr. Stein was part of the portfolio management team responsible for Gallatin's Large Cap Value, Small Cap Value, Equity Income, Value Opportunities and All Cap Global separately managed accounts. Additionally, Chris assisted the A.G. Edwards Trust Company in constructing and managing individual stock portfolios.

Prior to joining the Asset Management division in 2001, Mr. Stein was an associate analyst covering the media and entertainment sector for A.G. Edwards' securities research. Mr. Stein earned a Bachelor of Science Degree in Accounting and a Bachelor of Science Degree in Finance from the University of Dayton, and he also received a Master's of Business Administration from Saint Louis University.

--------------------------------------------------------------------------------
                        PORTFOLIO COMMENTARY (CONTINUED)
--------------------------------------------------------------------------------

                                   COMMENTARY

MARKET RECAP

The results for the six months ended April 30, 2012 reflect a continuation of the turnaround that began in October 2011 as the Russell 2000(R) Index and Russell 2000(R) Value Index posted returns of 11.02% and 11.47%, respectively. This was preceded by the second half of fiscal year 2011 which produced negative results for the Russell 2000(R) Index and Russell 2000(R) Value Indexes of -13.76% and -13.94%, respectively. Needless to say, that volatility remains high as investor sentiment sways between the gradual economic improvements and the troubled sovereign debt issues in Europe.

PERFORMANCE ANALYSIS

The Fund's Class I shares generated gains of 7.80% for the six months ended April 30, 2012, which lagged the Fund's benchmark. From inception (1/11/2011) through the end of April, the Fund's Class I shares were up 4.22% on an average annual basis, which compares well to the Russell 2000(R) Index and Russell 2000(R) Value Index, which posted gains of 3.82% and 2.48%, respectively, for the same reported period. Performance of the Fund, relative to its benchmark, outperformed primarily due to the Fund's relative strength in the Producer Durables and Technology sectors.

The Fund lagged the peer group during the first half as the peer group(1) posted an average return of 11.79% versus 7.80% for the Fund. Since inception, the Fund has performed in-line with the peer group returning 4.22% versus the peer group average return of 5.09%.

During the six months ended April 30, 2012, the Financial Services and Health Care sectors were the biggest detractors to relative performance. The larger-than-average cash holding also held back overall performance. The sectors with the largest positive relative contributions to the Fund were Producer Durables and Technology (see Portfolio Attribution table).



PORTFOLIO ATTRIBUTION
10/31/11-4/30/12
-------------------------------------------------------------------------------------------------------------------------------


                        RUSSELL 2000(R) VALUE (RSL2V)   RUSSELL 2000(R) (RSL2)        FUND                CONTRIBUTION
                        -----------------------------   ----------------------   --------------     -------------------------
SECTOR                         WGT         RTN             WGT         RTN        WGT     RTN        RSL2V     RSL2     FUND
Consumer Discretionary         11.9        16.2            13.3        14.5       11.6    16.4        1.9       1.9      1.9
Consumer Staples                2.9        10.9             3.5         7.8        2.7     8.0        0.3       0.3      0.2
Energy                          4.7         0.6             6.6         3.0        0.0     0.0        0.0       0.2      0.0
Financial Services             36.7        15.0            22.0        14.6       24.8     5.6        5.5       3.2      1.4
Health Care                     4.9         7.2            12.2        12.8       16.2     2.2        0.3       1.6      0.3
Materials & Processing          5.1        10.2             4.6         9.3        2.9    13.1        0.5       0.4      0.4
Producer Durables              14.9        12.6            15.6        10.8       26.2    14.7        1.9       1.7      3.8
Technology                     10.7         5.9            16.6         7.3        6.3    11.9        0.6       1.2      0.7
Utilities                       7.4         1.7             4.2         2.0        0.0     0.0        0.1       0.1      0.0
Cash                            0.0         0.0             0.0         0.0        9.3     0.0        0.0       0.0      0.0
-------------------------------------------------------------------------------------------------------------------------------

Sources: Bloomberg and Confluence Investment Management

Our investment approach of managing risk - risk defined as the probability of a permanent loss of capital - focuses our efforts on finding quality businesses trading at bargain prices. This philosophy has helped minimize losses during market downturns as it did in the previous periods, but also tends to lag when there is a sharp upward move in the market as leveraged and cyclical businesses tend to garner investors' affections. With the small-capitalization indexes, Russell 2000(R) and Russell 2000(R) Value, up sharply over the past two quarters, it does not surprise us that the Fund would lag as our focus on high-quality businesses garners less attention in the markets in the near-term. In the Financial Services sector, in which the Russell 2000(R) Value Index has a weighting of 37% and the Russell 2000(R) Index 22%, the lower-quality names bounced back strongly as investors became more confident of their survival. Our philosophy steers away from the over-levered and lower-quality financials that typically exhibit asymmetrical returns when their creditors seek payment.

Also impacting the relative performance was the drag of the Fund's cash position during the six months ended April 30, 2012. This was primarily a function of selling names and not immediately repositioning the proceeds. As we have mentioned in the past, we are bottom-up, research-focused investors, and when fundamentals deteriorate and/or valuations are extended, leaving an unfavorable risk/reward ratio, we will not hesitate to sell. On occasion we may not have an immediate replacement which may cause cash to build temporarily; rest assured we are diligently working to invest the cash but will only do so prudently.

There were a few changes in the Fund during the six months ended April 30, 2012 as the Fund sold Hibbett Sports and Forward Air at gains and Bio-Reference Laboratories at a loss. We also added Cubic Corp., Hittite Microwave Corp. and Enpro Industries, Inc. to the Fund. Regarding the sales, Hibbett Sports operates in the consumer retail arena specializing in sporting goods and apparel. Hibbett has a long history of being an extremely efficient operator as evidenced by solid margins and returns on capital. We have long been a fan of Hibbett, and still are, but the shares were trading at very lofty valuations given the recent strength in their underlying business,

(1) The Fund's peer group consists of the following: Goldman Sachs Small Cap Value Fund - Class I shares, T. Rowe Price Small-Cap Value Fund, Putnam Small Cap Value Fund - Class Y Shares, William Blair Small Cap Value Fund - Class I shares, ASTON/River Road Small Cap Value Fund - Class I shares, Lord Abbett Small Cap Value Fund - Class I shares, Principal SmallCap Value Fund - Class A shares and Victory Small Company Opportunity Fund - Class I shares.

--------------------------------------------------------------------------------
                        PORTFOLIO COMMENTARY (CONTINUED)
--------------------------------------------------------------------------------

which allowed the Fund to take profits. Forward Air operates in the logistics and freight-hauling market and has experienced solid business trends which helped elevate shares, allowing the Fund to exit with a gain. Lastly, the Fund sold shares of Bio-Reference Laboratories at a loss as concerns of management grew to a level that we felt the risk outweighed the reward.

During the six months ended April 30, 2012, we initiated positions in Cubic Corp., Hittite Microwave and Enpro Industries in the Fund. Cubic operates in two niche areas: building/managing public transportation systems and military training/asset movement. In both of its businesses, Cubic possesses a long history of generating solid growth and above-average returns on capital, and the shares currently trade at a good valuation. Hittite Microwave operates in the analog semiconductor space, specializing in microwave frequency. The company operates a fabless model, i.e., outsources its manufacturing, which leads to above-average margins and solid cash flow. The management team is experienced and focused, and the shares are reasonably valued. Enpro Industries is a small industrial company that operates in several attractive niche areas in which it has large market share. At period end, the shares are trading at a large discount as management placed one of its subsidiaries, Garlock Sealing Technologies, in a legal trust called a 524(g) in order to stem the ongoing asbestos liability. The shares reflect more than the worst outcome, in our opinion, and the remaining businesses should not be impaired, which provides a good opportunity for patient value investors.

MARKET AND FUND OUTLOOK

Volatility remains elevated as the economy continues to grow below trendline, leaving investor sentiment more susceptible to economic data releases. Much as it is easier to keep balance on a fast moving bicycle relative to a slow moving one, a slow moving economy can fall off track easier than a fast-paced one. This fact has kept investors skittish as evidenced by the sharp quarterly moves in the equity markets; 10 of the last 14 calendar quarters produced double-digits moves, four negative and six positive. As long-term investors who are focused on analyzing businesses and determining their worth, we view the volatility as an opportunity to take advantage of others' emotions by buying cheap and selling dear. At current levels, valuations are reasonable given the current uncertain outlook and we remain committed to finding great companies trading at bargain prices.

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
UNDERSTANDING YOUR FUND EXPENSES
APRIL 30, 2012 (UNAUDITED)


As a shareholder of the First Trust/Confluence Small Cap Value Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on the lesser of purchase price or redemption proceeds of Class C Shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2012.

ACTUAL EXPENSES

The first three columns of the following table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the third column under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The next three columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.



                                                                                  HYPOTHETICAL
                           ACTUAL EXPENSES                                 (5% RETURN BEFORE EXPENSES)
            ----------------------------------------------  -----------------------------------------------------------
                               ENDING       EXPENSES PAID    BEGINNING        ENDING      EXPENSES PAID
               BEGINNING       ACCOUNT      DURING PERIOD     ACCOUNT         ACCOUNT     DURING PERIOD    ANNUALIZED
             ACCOUNT VALUE      VALUE        11/01/2011-       VALUE           VALUE       11/01/2011-       EXPENSE
              11/01/2011     04/30/2012    04/30/2012 (a)   11/01/2011      04/30/2012   04/30/2012 (a)    RATIOS (b)
            -----------------------------------------------------------------------------------------------------------
Class A        $1,000.00      $1,069.10      $   8.23       $1,000.00        $1,016.91      $   8.02          1.60%
Class C         1,000.00       1,059.00         12.03        1,000.00         1,013.18         11.76          2.35
Class I         1,000.00       1,078.00          6.97        1,000.00         1,018.15          6.77          1.35
Class R3        1,000.00       1,068.30          9.82        1,000.00         1,015.37          9.57          1.91

(a) Expenses are equal to the annualized expense ratio multiplied by the average account value over the period (November 1, 2011 through April 30, 2012), multiplied by 182/366 (to reflect the one-half year period).

(b)    These expense ratios reflect expense caps.

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
APRIL 30, 2012 (UNAUDITED)


     SHARES                                        DESCRIPTION                                       VALUE
----------------  ----------------------------------------------------------------------------  --------------
COMMON STOCKS - 91.9%

                  AEROSPACE & DEFENSE - 3.1%
             765  Cubic Corp. ....................................................              $       35,366
                                                                                                --------------
                  BUILDING PRODUCTS - 4.2%
             477  Mueller Industries, Inc. .......................................                      21,804
             810  Simpson Manufacturing Co., Inc. ................................                      25,134
                                                                                                --------------
                                                                                                        46,938
                                                                                                --------------
                  CAPITAL MARKETS - 9.0%
             285  Affiliated Managers Group, Inc. (a).............................                      32,381
           2,485  MVC Capital, Inc. ..............................................                      32,802
           3,435  PennantPark Investment Corp. ...................................                      35,896
                                                                                                --------------
                                                                                                       101,079
                                                                                                --------------
                  CHEMICALS - 2.9%
             620  Scotts Miracle-Gro (The) Co., Class A ..........................                      32,488
                                                                                                --------------
                  COMMERCIAL SERVICES & SUPPLIES - 6.1%
           1,420  HNI Corp. ......................................................                      34,251
           1,640  Ritchie Bros Auctioneers, Inc. .................................                      34,653
                                                                                                --------------
                                                                                                        68,904
                                                                                                --------------
                  FOOD PRODUCTS - 2.0%
             440  Sanderson Farms, Inc. ..........................................                      22,708
                                                                                                --------------
                  HEALTH CARE EQUIPMENT & SUPPLIES - 6.3%
             495  Haemonetics Corp. (a)...........................................                      35,427
             800  West Pharmaceutical Services, Inc. .............................                      35,920
                                                                                                --------------
                                                                                                        71,347
                                                                                                --------------
                  HEALTH CARE PROVIDERS & SERVICES - 6.3%
           1,065  Patterson Cos., Inc. ...........................................                      36,306
           1,455  VCA Antech, Inc. (a)............................................                      34,425
                                                                                                --------------
                                                                                                        70,731
                                                                                                --------------
                  HOTELS, RESTAURANTS & LEISURE - 2.9%
             810  PF Chang's China Bistro, Inc. ..................................                      32,149
                                                                                                --------------
                  HOUSEHOLD DURABLES - 3.2%
           1,515  Generac Holdings, Inc. (a)......................................                      36,481
                                                                                                --------------
                  INSURANCE - 6.4%
           1,420  Brown & Brown, Inc. ............................................                      38,297
             493  RLI Corp. ......................................................                      33,958
                                                                                                --------------
                                                                                                        72,255
                                                                                                --------------
                  LIFE SCIENCES TOOLS & SERVICES - 3.3%
             555  Techne Corp. ...................................................                      37,152
                                                                                                --------------
                  MACHINERY - 8.5%
           2,640  Douglas Dynamics, Inc. .........................................                      37,303
             800  EnPro Industries, Inc. (a)......................................                      33,128
             485  Graco, Inc. ....................................................                      25,856
                                                                                                --------------
                                                                                                        96,287
                                                                                                --------------


Page 8               See Notes to Financial Statements

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
APRIL 30, 2012 (UNAUDITED)



     SHARES                                        DESCRIPTION                                       VALUE
----------------  ----------------------------------------------------------------------------  --------------
COMMON STOCKS - (CONTINUED)

                  MEDIA - 6.2%
             795  John Wiley & Sons, Inc., Class A ..........................................   $       35,926
             585  Morningstar, Inc. .........................................................           33,766
                                                                                                --------------
                                                                                                        69,692
                                                                                                --------------
                  OFFICE ELECTRONICS - 3.1%
             893  Zebra Technologies Corp., Class A (a)......................................           34,640
                                                                                                --------------
                  REAL ESTATE INVESTMENT TRUSTS (REITS) - 9.5%
           3,305  Franklin Street Properties Corp. ..........................................           33,281
           2,120  Gladstone Commercial Corp. ................................................           36,019
             835  Rayonier, Inc. ............................................................           37,867
                                                                                                --------------
                                                                                                       107,167
                                                                                                --------------
                  ROAD & RAIL - 5.5%
           2,395  Heartland Express, Inc. ...................................................           33,123
             545  Landstar System, Inc. .....................................................           29,196
                                                                                                --------------
                                                                                                        62,319
                                                                                                --------------
                  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.4%
             710  Hittite Microwave Corp. (a)................................................           38,013
                                                                                                --------------

                  TOTAL INVESTMENTS - 91.9%..................................................       1,035,716
                  (Cost $993,191) (b)

                  NET OTHER ASSETS AND LIABILITIES - 8.1%....................................          91,413
                                                                                                -------------
                  NET ASSETS - 100.0%........................................................   $   1,127,129
                                                                                                ==============
-----------------------
    (a) Non-income producing security.
    (b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $58,549 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $16,024.

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of April 30, 2012 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                                                           LEVEL 2           LEVEL 3
                                                           TOTAL           LEVEL 1       SIGNIFICANT       SIGNIFICANT
                                                          VALUE AT         QUOTED        OBSERVABLE       UNOBSERVABLE
                                                         04/30/2012        PRICES          INPUTS            INPUTS
                                                       -------------------------------------------------------------------
Common Stocks*.....................................    $   1,035,716    $  1,035,716     $         --     $          --
                                                       =============    ============     ============     =============

* See the Portfolio of Investments for industry breakout.



               See Notes to Financial Statements                          Page 9

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2012 (UNAUDITED)


ASSETS:
Investments, at value
   (Cost $993,191).............................................................................     $   1,035,716
Cash...........................................................................................           141,060
Prepaid expenses...............................................................................            11,373
Receivables:
   From Investment Advisor.....................................................................            20,014
   Dividends...................................................................................               881
                                                                                                    -------------
     Total Assets..............................................................................         1,209,044
                                                                                                    -------------
LIABILITIES:
Payables:
   Audit and tax fees..........................................................................            22,424
   Transfer agent fees.........................................................................            18,368
   Investment securities purchased.............................................................            14,861
   Printing fees...............................................................................             8,582
   Administrative fees.........................................................................             7,545
   Trustees' fees and expenses.................................................................             3,965
   Registration fees...........................................................................             3,515
   Financial reporting fees....................................................................               745
   Custodian fees..............................................................................               511
   12b-1 distribution and service fees.........................................................               407
Other liabilities..............................................................................               992
                                                                                                     -------------
     Total Liabilities.........................................................................            81,915
                                                                                                     -------------
NET ASSETS.....................................................................................      $  1,127,129
                                                                                                     =============
NET ASSETS CONSIST OF:
Paid-in capital................................................................................      $  1,094,253
Par value ($0.01 per share with an unlimited number of shares authorized)......................               549
Accumulated net investment income (loss).......................................................               896
Accumulated net realized gain (loss) on investments............................................           (11,094)
Net unrealized appreciation (depreciation) on investments......................................            42,525
                                                                                                     -------------
NET ASSETS.....................................................................................      $  1,127,129
                                                                                                     =============
MAXIMUM OFFERING PRICE PER SHARE:
   (Net assets are rounded to the nearest whole dollar and shares are rounded to the nearest full share)
CLASS A SHARES:
    Net asset value and redemption price per share (Based on net assets of $637,764 and 30,596
      shares of beneficial interest issued and outstanding)....................................     $       20.85
   Maximum sales charge (5.50% of offering price)..............................................              1.21
                                                                                                    _____________
Maximum offering price to public...............................................................     $      22.06
                                                                                                    =============
CLASS C SHARES:
Net asset value and redemption price per share (Based on net assets of $373,495
  and 18,745 shares of beneficial interest issued and outstanding).............................     $      19.92
                                                                                                    =============
CLASS I SHARES:
Net asset value and redemption price per share (Based on net assets of $114,859
  and 5,466 shares of beneficial interest issued and outstanding)...............................    $      21.02
                                                                                                    =============
CLASS R3 SHARES:
Net asset value and redemption price per share (Based on net assets of $1,011 and 50
 shares of beneficial interest issued and outstanding)..........................................    $      20.33
                                                                                                    =============


Page 10                               See Notes to Financial Statements

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2012 (UNAUDITED)


INVESTMENT INCOME:
Dividends......................................................................................      $      7,945
Interest.......................................................................................                17
                                                                                                     ------------
   Total investment income.....................................................................             7,962
                                                                                                     ------------
EXPENSES:
Transfer agent fees............................................................................            53,192
Administrative fees............................................................................            24,932
Audit and tax fees.............................................................................            16,509
Registration fees..............................................................................            14,292
Trustees' fees and expenses....................................................................             7,484
Printing fees..................................................................................             6,487
Financial reporting fees.......................................................................             4,615
Investment advisory fees.......................................................................             3,672
Legal fees.....................................................................................             2,450
Custodian fees.................................................................................               956
Listing expense................................................................................               834
12b-1 distribution and/or service fees:
   Class A.....................................................................................               517
   Class C.....................................................................................             1,010
   Class R3....................................................................................                 3
Other..........................................................................................             1,514
                                                                                                     ------------
   Total expenses..............................................................................           138,467
   Less fees waived and expenses reimbursed by the investment advisor..........................          (131,980)
                                                                                                     ------------
   Net expenses................................................................................             6,487
                                                                                                     ------------
NET INVESTMENT INCOME (LOSS)...................................................................             1,475
                                                                                                     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on investments.....................................................             1,406
   Net change in unrealized appreciation (depreciation) on investments.........................            47,215
                                                                                                     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)........................................................            48,621
                                                                                                     ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS................................      $     50,096
                                                                                                     ============


                       See Notes to Financial Statements                 Page 11

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS


                                                                                SIX MONTHS
                                                                                   ENDED                PERIOD
                                                                                 4/30/2012               ENDED
                                                                                (UNAUDITED)          10/31/2011 (a)
                                                                               _____________         _____________
OPERATIONS:
Net investment income (loss)............................................       $      1,475           $        684
Net realized gain (loss)................................................              1,406                (12,500)
Net change in unrealized appreciation (depreciation)....................             47,215                 (4,690)
                                                                               ------------           ------------
Net increase (decrease) in net assets resulting from operations.........             50,096                (16,506)
                                                                               ------------           ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
   Class A shares.......................................................               (605)                    --
   Class C shares.......................................................                 --                     --
   Class F shares.......................................................                 (3)                    --
   Class I shares.......................................................               (655)                    --
   Class R3 shares......................................................                 --                     --
                                                                               ------------           ------------
   Total distributions to shareholders                                               (1,263)                    --
                                                                               ------------           ------------
CAPITAL TRANSACTIONS:
Proceeds from shares sold...............................................            769,575                427,900
Proceeds from shares reinvested.........................................                587                     --
Cost of shares redeemed.................................................            (83,366)               (19,894)
                                                                               ------------           ------------
Net increase (decrease) in net assets resulting from capital transactions           686,796                408,006
                                                                               ------------           ------------
Total increase (decrease) in net assets.................................            735,629                391,500

NET ASSETS:
Beginning of period.....................................................            391,500                     --
                                                                               ------------           ------------
End of period...........................................................       $  1,127,129           $    391,500
                                                                               ============           ============
Accumulated net investment income (loss) at end of period...............       $        896           $        684
                                                                               ============           ============
----------------------------------------------
(a) The Fund was initially seeded on December 16, 2010 and commenced operations on January 11, 2011.

Page 12                   Notes to Financial Statements

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                                     SIX MONTHS
                                                        ENDED            PERIOD
                                                      4/30/2012           ENDED
CLASS A SHARES                                       (UNAUDITED)      10/31/2011 (a)
                                                    ------------     ---------------
Net asset value, beginning of period .............  $    19.54       $     20.10
                                                    ----------       -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)..................        0.06              0.03
Net realized and unrealized gain (loss)...........        1.29             (0.59)
                                                    ----------       -----------
Total from investment operations .................        1.35             (0.56)
                                                    ----------       -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income .............................      (0.04)               --
                                                    ----------       -----------
Total from distributions ..........................      (0.04)               --
                                                    ----------       -----------
Net asset value, end of period .................... $    20.85       $     19.54
                                                    ==========       ===========
TOTAL RETURN (c)...................................       6.91%            (2.79)%
                                                    ==========       ===========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .............. $      638       $       218
Ratio of total expenses to average net assets......      29.24% (d)        60.42% (d)
Ratio of net expenses to average net assets .......       1.60% (d)         1.60% (d)
Ratio of net investment income (loss) to average
   net assets .....................................       0.56% (d)         0.26% (d)
Portfolio turnover rate ...........................          7%               21%


(a)   Class A Shares commenced operations on February 24, 2011.

(b)   Per share amounts have been calculated using the average share method.

(c) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.50% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within twelve months of purchase. If the sales charges were included, total returns would be lower. These returns include Rule 12b-1 service fees of 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is not annualized for periods less than one year.

(d)   Annualized.


                   See Notes to Financial Statements                     Page 13

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                    SIX MONTHS
                                                       ENDED            PERIOD
                                                     4/30/2012           ENDED
CLASS C SHARES                                      (UNAUDITED)      10/31/2011 (a)
                                                    ------------     --------------
Net asset value, beginning of period............... $     18.81      $      20.10
                                                    -----------      ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)...................       (0.02)            (0.07)
Net realized and unrealized gain (loss) ...........        1.13             (1.22)
                                                    -----------      ------------
Total from investment operations ..................        1.11             (1.29)
                                                    -----------      ------------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income .............................          --                --
                                                    -----------      ------------
Net asset value, end of period .................... $     19.92      $      18.81
                                                    ===========      ============
TOTAL RETURN (c)...................................        5.90%            (6.42)%
                                                    ===========      ============
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .............. $       373      $          8
Ratio of total expenses to average net assets .....       36.61% (d)        98.09% (d)
Ratio of net expenses to average net assets .......        2.35% (d)         2.35% (d)
Ratio of net investment income (loss) to average
   net assets .....................................       (0.26)% (d)       (0.54)% (d)
 Portfolio turnover rate ..........................            7%               21%


(a) Class C Shares were initially seeded and commenced operations on March 2, 2011.

(b)   Per share amounts have been calculated using the average share method.

(c) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total return would be lower. These returns include combined Rule 12b-1 distribution fees and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is not annualized for periods less than one year.

(d)   Annualized.


Page 14                       See Notes to Financial Statements

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                                   SIX MONTHS
                                                      ENDED          PERIOD
                                                    4/30/2012         ENDED
CLASS I SHARES                                     (UNAUDITED)    10/31/2011 (a)
                                                   ----------     --------------
Net asset value, beginning of period............   $    19.58     $    20.00
                                                   ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)................         0.10           0.07
Net realized and unrealized gain (loss).........         1.42          (0.49)
                                                   ----------     ----------
Total from investment operations ...............        .1.52          (0.42)
                                                   ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income ..........................        (0.08)            --
                                                   ----------     ----------
Total from distributions .......................        (0.08)            --
                                                   ----------     ----------
Net asset value, end of period .................   $    21.02     $    19.58
                                                   ==========     ==========
TOTAL RETURN (c)................................         7.80%         (2.10)%
                                                   ==========     ==========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ............  $      115     $      164
Ratio of total expenses to average net assets....       45.15% (d)    103.62% (d)
Ratio of net expenses to average net assets .....        1.35% (d)      1.35% (d)
Ratio of net investment income (loss) to average
   net assets ...................................        0.97% (d)      0.43% (d)
Portfolio turnover rate .........................           7%            21%


(a) Class I Shares were initially seeded on December 16, 2010 and commenced operations on January 11, 2011.

(b)   Per share amounts have been calculated using the average share method.

(c) Assumes reinvestment of all distributions for the period. Theses returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is not annualized for periods less than one year.

(d)   Annualized.


               See Notes to Financial Statements                       Page 15

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                                      SIX MONTHS
                                                         ENDED            PERIOD
                                                       4/30/2012           ENDED
CLASS R3 SHARES                                       (UNAUDITED)      10/31/2011 (a)
                                                     ------------     ---------------
Net asset value, beginning of period ..............  $      19.03      $     20.10
                                                     ------------      -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)...................          0.03            (0.04)
Net realized and unrealized gain (loss)............          1.27            (1.03)
                                                     ------------      -----------
Total from investment operations ..................          1.30            (1.07)
                                                     ------------      -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income .............................            --               --
                                                     ------------      -----------
Net asset value, end of period ....................  $      20.33      $     19.03
                                                     ------------      -----------
TOTAL RETURN (c)...................................          6.83%           (5.32)%
                                                     ============      ============
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ...............$          1      $         1
Ratio of total expenses to average net assets ......    2,928.04% (d)      297.34% (d)
Ratio of net expenses to average net assets ........        1.91% (d)        2.10% (d)
Ratio of net investment income (loss) to average
   net assets ......................................        0.30% (d)        (0.32)% (d)
Portfolio turnover rate ............................           7%               21%


(a) Class R3 shares were initially seeded and commenced operations on March 2, 2011.

(b)   Per share amounts have been calculated using the average share method.

(c) Assumes reinvestment of all distributions for the period. These returns include combined Rule 12b-1 distribution fees and service fees of 0.50% effective December 15, 2011 and 0.75% prior to December 15, 2011 and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is not annualized for periods less than one year.

(d)   Annualized.


Page 16         See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                           APRIL 30, 2012 (UNAUDITED)


                              1. FUND DESCRIPTION

First Trust/Confluence Small Cap Value Fund (the "Fund") is a series of the First Trust Series Fund (the "Trust"), a Massachusetts business trust organized on July 9, 2010, and is registered as a diversified open-end management investment company with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund currently offers four classes of shares: Class A, Class C, Class I and Class R3. Each class represents an interest in the same portfolio of investments but with a different combination of sales charges, distribution and service (12b-1) fees, eligibility requirements and other features.

The Fund's investment objective is to seek to provide long-term capital appreciation. The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings, if any) in equity securities of U.S. listed companies with small market capitalizations at the time of investment that Confluence Investment Management LLC ("Confluence" or the "Sub-Advisor") believes have produced solid returns over extended periods of time. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of each class of shares of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV for each class is calculated by dividing the value of the Fund's total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of shares of the class outstanding. Differences in NAV of each class of the Fund's shares are generally expected to be due to the daily expense accruals of the specified distribution and service (12b-1) fees and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.

The Fund's investments are valued daily in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. The following securities, for which accurate and reliable market quotations are readily available, will be valued as follows:

    Common stocks and other securities listed on any national or foreign exchange (excluding the NASDAQ National Market ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded. If there are no transactions on the valuation day, the securities are valued at the mean between the most recent bid and asked prices.

    Securities listed on the NASDAQ or the AIM are valued at the official closing price. If there is no official closing price on the valuation day, the securities are valued at the mean between the most recent bid and asked prices.

    Securities traded in the over-the-counter market are valued at their closing bid prices.

Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

All market quotations used in valuing the Fund's securities will be obtained from a third party pricing service. If no quotation is received from a pricing service, attempts will be made to obtain one or more broker quotes for the security. In the event the pricing service does not provide a valuation, broker quotations are not readily available, or the valuations received are deemed unreliable, the Trust's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities. Additionally, if events occur after the close of the principal markets for certain securities (e.g., domestic debt and foreign securities) that could materially affect the Fund's NAV, First Trust will use a fair value method to value the Fund's securities. The use of fair value pricing is governed by valuation procedures adopted by the Trust's Board of Trustees, and in accordance with the provisions of the 1940 Act. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. Fair valuation of common stocks and other equity securities will be based on the consideration of all available information, including, but not limited to, the following:

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (Continued)
--------------------------------------------------------------------------------

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                           APRIL 30, 2012 (UNAUDITED)

   1) the type of security;
   2) the size of the holding;
   3) the initial cost of the security;
   4) transactions in comparable securities;
   5) price quotes from dealers and/or pricing services;
   6) relationships among various securities;
   7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
   8) an analysis of the issuer's financial statements; and
   9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

   1) the value of similar foreign securities traded on other foreign markets;
   2) ADR trading of similar securities;
   3) closed-end fund trading of similar securities;
   4) foreign currency exchange activity;
   5) the trading prices of financial products that are tied to baskets of foreign securities;
   6) factors relating to the event that precipitated the pricing problem;
   7) whether the event is likely to recur; and 8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

     o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

     o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

               o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

               o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

     o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of April 30, 2012, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded daily on the accrual basis, including the amortization of premiums and the accretion of discounts. Income is allocated on a pro rata basis to each class of shares.

The Fund may hold the securities of real estate investment trusts ("REITs"). Distributions from such investments may include a return of capital component from the REIT to the extent of the cost basis of such REIT investments. The actual character of amounts received during the year is not known until after the fiscal year end. The Fund records the character of distributions received from REITs during the year based on estimates available. The Fund's characterization may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

The Fund will distribute to holders of its shares semi-annual dividends of all or a portion of its net investment income. Distributions of any net capital gains earned by the Fund will be distributed at least annually. Distributions will automatically be reinvested into additional Fund shares unless cash distributions are elected by the shareholder.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (Continued)
--------------------------------------------------------------------------------

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                           APRIL 30, 2012 (UNAUDITED)


Distributions from net investment income and realized capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some point in the future.

The tax character of distributions paid during the fiscal period ended October 31, 2011 was as follows:

Distributions paid from:
Ordinary income............................  $         --
Capital gain...............................            --
Return of capital..........................            --

As of October 31, 2011, the distributable earnings and net assets on a tax basis were as follows:

Undistributed ordinary income..............  $        684
Undistributed capital gains................            --
                                             ------------
Total undistributed earnings...............           684
Accumulated capital and other losses.......       (12,500)
Net unrealized appreciation (depreciation).        (4,690)
                                             ------------
Total accumulated earnings (losses)........       (16,506)
Other......................................            --
Paid-in capital............................       408,006
                                             ------------
Net assets.................................  $    391,500
                                             ============

D. INCOME TAXES:

The Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal or state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98.2% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry realized capital losses forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2011, the Fund had a non-expiring capital loss carryforward for federal income tax purposes of $12,500.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable year ending 2011 remains open to federal and state audit. As of April 30, 2012, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

E. EXPENSES:

The Fund will pay all expenses directly related to its operations. Expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service (12b-1) fees and incremental transfer agency costs which are unique to each class of shares.

F. ACCOUNTING PRONOUNCEMENT:

In May 2011, the Financial Accounting Standards Board ("FASB") issued ASU 2011-04, "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs," modifying Topic 820, "Fair Value Measurements and Disclosures." At the same time, the International Accounting Standards Board ("IASB") issued International Financial Reporting Standard ("IFRS") 13, "Fair Value Measurement." The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, the ASU requires reporting entities to disclose (i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers,
(ii) for Level 3 fair value measurements, quantitative information about significant unobservable inputs used, (iii) a description of the valuation processes used by the reporting entity, and (iv) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of the ASU is for interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the updated standard on the Fund's financial statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (Continued)
--------------------------------------------------------------------------------

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                           APRIL 30, 2012 (UNAUDITED)


 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund. For these investment management services, First Trust is entitled to a monthly fee calculated at an annual rate of 1.00% of the Fund's average daily net assets. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250.

Confluence serves as the Fund's sub-advisor and manages the Fund's portfolio subject to First Trust's supervision. The Sub-Advisor receives a portfolio management fee at an annual rate of 0.50% of the Fund's average daily net assets that is paid by First Trust from its investment advisory fee.

First Trust and Confluence have agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the annual operating expenses of the Fund (excluding 12b-1 distribution and service fees, interest expenses, taxes, acquired Fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) from exceeding 1.35% of average daily net assets of any class of shares of the Fund (the "Expense Cap") until February 28, 2013 and then will not exceed 1.70% from March 1, 2013 to February 28, 2022 (the "Expense Cap Termination Date"). Expenses borne and fees waived by First Trust and Confluence are subject to recovery by First Trust and Confluence up to three years from the date the fee was waived or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding it Expense Cap in place at the time the expense was borne or the fee was waived by First Trust and Confluence. These amounts would be included in "Expenses previously waived or reimbursed" on the Statement of Operations. The advisory fee waivers and expense reimbursement for the six months ended April 30, 2012 and the expenses borne by First Trust and Confluence subject to recovery for the periods indicated were as follows:


                                                        EXPENSES SUBJECT TO RECOVERY
                                          ------------------------------------------------------
    ADVISORY FEE           EXPENSE          PERIOD ENDED      SIX MONTHS ENDED
       WAIVER           REIMBURSEMENT     OCTOBER 31, 2011     APRIL 30, 2012          TOTAL
    -------------       -------------     ----------------    ----------------     ------------
     $     3,672        $    128,308        $    169,849        $    131,980       $    301,829

Brown Brothers Harriman & Co. serves as the Fund's custodian, administrator, and fund accountant in accordance with certain fee arrangements.

BNY Mellon Investment Servicing (US) Inc. serves as the Fund's Transfer Agent in accordance with certain fee arrangements.

Effective January 23, 2012, James A. Bowen resigned from his position as the President and Chief Executive Officer of the Trust. He will continue as a Trustee, the Chairman of the Board of Trustees and a member of the Executive Committee. The Board elected Mark R. Bradley to serve as the President and Chief Executive Officer of the Trust and James M. Dykas to serve as the Treasurer, Chief Financial Officer and Chief Accounting Officer of the Trust.

Effective January 1, 2012, each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustee") is paid an annual retainer of $125,000 per year and an annual per fund fee of $4,000 for each closed-end fund or other actively managed fund and $1,000 for each index fund in the First Trust Fund Complex. The fixed annual retainer is allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Prior to January 1, 2012, each Independent Trustee received an annual retainer of $10,000 per trust for the first 14 trusts of the First Trust Fund Complex and an annual retainer of $7,500 per trust for each additional trust in the First Trust Fund Complex. The annual retainer was allocated equally among each of the trusts.

Additionally, the Lead Independent Trustee is paid $15,000 annually, the Chairman of the Audit Committee is paid $10,000 annually, and each of the Chairmen of the Nominating and Governance Committee and the Valuation Committee is paid $5,000 annually to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Prior to January 1, 2012, the annual amounts paid were $10,000, $5,000 and $2,500, respectively. Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and each Committee chairman will serve two-year terms before rotating to serve as chairman of another committee or as Lead Independent Trustee. The officers and "Interested" Trustee receive no compensation from the Fund for acting in such capacities.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (Continued)
--------------------------------------------------------------------------------

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                           APRIL 30, 2012 (UNAUDITED)


                         4. CAPITAL SHARE TRANSACTIONS

Capital transactions were as follows:



                                      SIX MONTHS ENDED                      PERIOD ENDED
                                       APRIL 30, 2012                     OCTOBER 31, 2011

                                  SHARES            VALUE         SHARES                VALUE
                                ---------      -------------    -----------       --------------------
Sales:
     Class A                       19,857       $    401,602         11,735          $    237,121
     Class C                       18,512            351,079            399                 8,006
     Class F *                        --                 --             532                11,000
     Class I                          815             16,820          8,402               170,773
     Class R3                           4                 74             50                 1,000
                                ---------       ------------    -----------          ------------
Total Sales:                       39,188       $    769,575         21,118          $    427,900
                                =========       ============    ===========          ============
Dividend Reinvestment:
     Class A                           22       $        417             --          $        --
     Class C                          --                  --             --                   --
     Class F *                        --                  --             --                   --
     Class I                            9                170             --                   --
     Class R3                         --                  --             --                   --
                                ---------       ------------    -----------          ------------
Total Dividend Reinvestment:           31       $        587             --          $        --
                                =========       ============    ===========          ============
Redemptions:
     Class A                         (429)      $     (8,725)          (589)         $    (10,710)
     Class C                         (166)            (3,213)            --                   --
     Class F *                        (50)              (755)          (482)               (9,184)
     Class I                       (3,760)           (70,600)            --                   --
     Class R3                          (4)               (73)            --                   --
                                __________      ____________    ___________          ____________
Total Redemptions:                 (4,409)      $    (83,366)        (1,071)         $    (19,894)
                                ==========      ============    ===========          ============

* Effective December 15, 2011, all Class F Shares were liquidated and the Class was terminated.

                      5. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended April 30, 2012 were $689,396 and $45,969, respectively.

                        6. DISTRIBUTION AND SERVICE PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the share classes of the Fund are authorized to pay an amount up to 0.25%, 1.00% and 0.50% of their average daily net assets each year for Class A, Class C and Class R3, respectively, to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Fund shares or the provision of investor services. Prior to December 15, 2011, Class R3 paid 12b-1 fees of 0.75% of their average daily net assets. FTP may also use this amount to compensate securities dealers or other persons for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

                               7. INDEMNIFICATION

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (Continued)
--------------------------------------------------------------------------------

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                           APRIL 30, 2012 (UNAUDITED)


                             8. RISK CONSIDERATIONS

Risks are inherent in all investing. The following summarizes some, but not all, of the risks that should be considered for the Fund. For additional information about the risks associated with investing in the Fund, please see the Fund's prospectus and statement of additional information, as well as other Fund regulatory filings.

MARKET RISK: Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments. Companies with smaller market capitalizations are generally subject to additional market risk.

SMALL CAP RISK: The Fund invests in Small-Cap Companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and dependence on a few key people, and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies. The market movements of equity securities issued by issuers with smaller capitalizations may be more abrupt or erratic than the market movements of equity securities of larger, more established companies or the stock market in general. Historically, smaller capitalization companies have sometimes gone through extended periods when they did not perform as well as larger companies. In addition, equity securities of smaller capitalization companies may be less liquid than those of larger companies.

VALUE INVESTING RISK: The Fund focuses its investments on securities that the portfolio manager believes are undervalued or inexpensive relative to other investments. These types of securities may present risks in addition to the general risks associated with investing in them. These securities generally are selected on the basis of an issuer's business and economic fundamentals or the securities' current and projected credit profiles, relative to current market price. Such securities are subject to the risk of misestimating certain fundamental factors. Disciplined adherence to a "value" investment mandate during periods in which that style is "out of favor" can result in significant underperformance relative to overall market indices and other managed investment vehicles that pursue growth style investments and/or flexible style mandates.

REAL ESTATE INVESTING RISK: The Fund invests in companies in the real estate industry, including REITs. Therefore, the Fund is subject to the risks associated with investing in real estate, which may include, but are not limited to, fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures or operating expenses; and other economic, political or regulatory occurrences affecting companies in the real estate industry.

REITs are subject to risks related to their structure and focus, which include, but are not limited to, dependency upon management skills, limited diversification, the risks of locating and managing financing for projects, heavy cash flow dependency, possible default by borrowers, the costs and potential losses of self-liquidation of one or more holdings, the risk of a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages, changes in neighborhood values and appeal to purchases, the possibility of failing to maintain exemptions from registration under the 1940 Act, and, in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility.

BDC RISK: The Fund may invest in BDCs which may carry risks similar to those of a private equity or venture capital fund. BDCs are not redeemable at the option of the shareholder and they may trade in the market at a discount to their net asset value. The BDCs included in the Fund may employ the use of leverage in its portfolio through borrowings or the issuance of preferred stock. While leverage often serves to increase the yield of a BDC, this leverage also subjects a BDC to increased risks, including the likelihood of increased volatility and the possibility that a BDC's common share income will fall if the dividend rate of the preferred shares or the interest rate on any borrowings rises.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                           APRIL 30, 2012 (UNAUDITED)


                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

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                      This Page Left Blank Intentionally.

FIRST TRUST

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 E. Liberty Drive, Suite 400
Wheaton, IL 60187

INVESTMENT SUB-ADVISOR
Confluence Investment Management LLC
349 Marshall Avenue, Suite 302
Saint Louis, MO 63119

ADMINISTRATOR,
FUND ACCOUNTANT &
CUSTODIAN
Brown Brothers Harriman & Co.
50 Milk Street
Boston, MA 02109

TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, DE 19809

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.


ITEM 11. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1)  Not applicable.

     (a)(2)  Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

     (b)     Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
             Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                      First Trust Series Fund
            ---------------------------------------------------------

By (Signature and Title)*    /s/ Mark R. Bradley
                         --------------------------------------------
                         Mark R. Bradley, President and Chief Executive Officer (principal executive officer)


Date          June 25, 2012
     -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Mark R. Bradley
                         --------------------------------------------
                         Mark R. Bradley, President and Chief Executive Officer (principal executive officer)


Date          June 25, 2012
     -------------------------------


By (Signature and Title)*   /s/ James M. Dykas
                         --------------------------------------------
                         James M. Dykas, Treasurer, Chief Financial Officer and Chief Accounting Officer
                         (principal financial officer)

Date          June 25, 2012
     -------------------------------

* Print the name and title of each signing officer under his or her signature.